UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam Diversified Income Trust
The fund's portfolio
12/31/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (51.7%)(a)
	Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036	$20,016,000	$14,381,496
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.627s, 2049	765,000	739,029
Ser. 07-2, Class A2, 5.634s, 2049	2,590,000	2,607,927
Ser. 05-6, Class A2, 5.165s, 2047	250,000	251,578
Ser. 07-5, Class XW, IO, 0.434s, 2051	231,342,623	4,719,390
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036	1,170,000	889,200
Ser. 01-1, Class K, 6 1/8s, 2036	2,633,000	1,469,048
Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.851s, 2036	13,023,886	7,358,495
FRB Ser. 07-B, Class A1, 0.443s, 2047	12,187,356	7,129,603
Barclays Capital, LLC Trust FRB Ser. 07-AA1,
Class 2A1, 0.411s, 2037	17,938,826	9,759,843
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	4,153,394	332,272
Ser. 07-1, Class S, IO, 2.473s, 2037	12,701,332	829,397
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	9,642,814	6,412,471
FRB Ser. 05-10, Class 25A1, 5.845s, 2036	12,316,407	6,958,770
FRB Ser. 05-7, Class 23A1, 5.602s, 2035	8,651,702	5,383,738
FRB Ser. 06-1, Class 23A1, 5.593s, 2036	4,658,676	3,354,247
FRB Ser. 07-1, Class 21A1, 5.56s, 2047	8,392,192	5,622,768
Bear Stearns Alternate Trust II FRB Ser. 07-1,
Class 1A1, 5.985s, 2047	50,170,255	28,675,408
Bear Stearns Asset Backed Securities Trust FRB Ser.
07-AC4, Class A1, 0.531s, 2037	35,440,110	17,720,055
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.182s, 2032	1,174,000	890,576
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.095s, 2050	272,981,818	1,964,814
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.185s, 2036	6,055,091	3,393,247
FRB Ser. 05-10, Class 1A5A, 5.73s, 2035	2,002,590	1,361,761
FRB Ser. 07-6, Class 1A3A, 5.7s, 2046	19,428,085	10,102,604
FRB Ser. 05-10, Class 1A4A, 5.678s, 2035	7,616,929	4,798,666
FRB Ser. 06-AR7, Class 2A2A, 5.581s, 2036	5,393,571	3,290,078
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044	162,070,350	1,078,523
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.967s, 2017	16,514,721	461,710
Countrywide Alternative Loan Trust
FRB Ser. 07-HY4, Class 3A1, 5.787s, 2047	18,258,142	10,063,888
FRB Ser. 05-9CB, Class 1A1, 0.731s, 2035	9,908,513	7,284,792
FRB Ser. 06-23CBC, Class 2A5, 0.631s, 2036	28,652,673	14,326,336
FRB Ser. 06-18CB, Class A7, 0.581s, 2036	40,545,691	24,732,871
FRB Ser. 06-24CB, Class A13, 0.581s, 2036	6,457,971	4,153,283
FRB Ser. 06-OC10, Class 2A2A, 0.411s, 2036	12,453,018	6,118,883
FRB Ser. 06-OC11, Class 2A2A, 0.401s, 2037	7,077,000	3,611,482
FRB Ser. 07-HY7C, Class A1, 0.371s, 2037	13,960,493	6,980,247
Ser. 06-45T1, Class 2A2, 6s, 2037	15,830,609	10,433,361
Ser. 06-J8, Class A4, 6s, 2037	10,059,443	5,733,883
Ser. 05-80CB, Class 2A1, 6s, 2036	11,563,679	8,398,122
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	7,318,847	6,282,487
Ser. 07-8CB, Class A1, 5 1/2s, 2037	9,304,290	6,768,871
Countrywide Home Loans
FRB Ser. 06-HYB5, Class 3A1A, 5.95s, 2036	9,757,307	6,378,839
FRB Ser. 06-HYB3, Class 2A1A, 5.667s, 2036	10,100,522	6,668,286
FRB Ser. 05-HYB7, Class 6A1, 5.626s, 2035	15,301,571	10,558,084
FRB Ser. 06-HYB1, Class 1A1, 5.3s, 2036	2,558,392	1,490,085
FRB Ser. 05-HYB4, Class 2A1, 4.856s, 2035	20,215,692	14,959,612
Countrywide Home Loans 144A
FRB Ser. 06-R2, Class AS, IO, 5.484s, 2036	13,340,919	1,350,768
IFB Ser. 05-R2, Class 1AS, IO, 5.312s, 2035	17,220,755	1,829,705
Ser. 06-R1, Class AS, IO, 5.636s, 2036	23,487,672	2,583,644
Ser. 05-R3, Class AS, IO, 5.569s, 2035	22,549,132	2,508,591
Ser. 03-R4, Class 1A, PO, zero %, 2034	29,645	21,359
Credit Suisse Mortgage Capital Certificates
FRB Ser. 06-C3, Class A3, 5.826s, 2038	19,353,000	16,604,273
FRB Ser. 07-C4, Class A2, 5.809s, 2039	3,679,000	3,711,610
Ser. 07-1, Class 1A1A, 5.942s, 2037	3,344,542	2,107,062
Ser. 07-3, Class 1A1A, 5.837s, 2037	5,973,981	3,823,348
Ser. 07-C5, Class A3, 5.694s, 2040	37,930,000	35,967,513
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.031s, 2017	369,000	158,670
FRB Ser. 06-A, Class C, 0.831s, 2017	1,093,000	579,290
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	4,477,486	4,387,936
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 2.083s, 2020	4,911,000	3,437,700
Ser. 98-C2, Class F, 6 3/4s, 2030	8,998,000	6,871,136
Ser. 98-C1, Class F, 6s, 2040	7,396,000	7,248,080
Ser. 02-CP5, Class M, 5 1/4s, 2035	2,599,000	225,239
CWCapital Cobalt Ser. 06-C1, Class A2, 5.174s, 2048	3,358,842	3,391,614
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.421s, 2037	19,948,124	10,173,543
FRB Ser. 06-AR4, Class A2, 0.421s, 2036	10,175,704	5,138,730
FRB Ser. 06-AR3, Class A1, 0.421s, 2036	12,546,437	5,745,386
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,

Class X, IO, 0.636s, 2031		24,785,028	573,697
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		2,235,111	1,117,556
European Loan Conduit 144A FRB Ser. 22A, Class D,
1.444s, 2014 (United Kingdom)	GBP	2,461,000	795,740
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.444s, 2014 (United Kingdom)	GBP	1,694,829	137,001
Fannie Mae
FRB Ser. 05-51, Class CF, 0.531s, 2035		$18,640	18,634
FRB Ser. 06-14, Class DF, zero %, 2036		179,394	171,088
FRB Ser. 05-91, Class EF, zero %, 2035		135,865	130,417
FRB Ser. 06-54, Class CF, zero %, 2035		153,631	137,458
FRB Ser. 05-51, Class FV, zero %, 2035		371,941	316,941
IFB Ser. 05-99, Class SA, 23.719s, 2035		2,451,525	3,254,732
IFB Ser. 05-74, Class DM, 23.535s, 2035		2,128,855	2,768,076
IFB Ser. 05-95, Class OP, 19.641s, 2035		1,675,078	2,123,521
IFB Ser. 05-83, Class QP, 16.793s, 2034		889,469	1,076,217
IFB Ser. 03-44, Class SI, IO, 7.769s, 2033		8,568,351	1,531,713
IFB Ser. 06-90, Class SE, IO, 7.569s, 2036		7,222,004	1,257,892
IFB Ser. 03-W6, Class 5S, IO, 7.369s, 2042		17,833,923	2,764,258
IFB Ser. 08-7, Class SA, IO, 7.319s, 2038		18,375,905	3,035,482
IFB Ser. 06-43, Class SU, IO, 6.969s, 2036		1,426,523	205,145
IFB Ser. 06-24, Class QS, IO, 6.969s, 2036		3,531,260	621,921
IFB Ser. 06-79, Class DI, IO, 6.919s, 2036		6,677,042	951,595
IFB Ser. 06-60, Class SI, IO, 6.919s, 2036		11,453,618	1,723,388
IFB Ser. 04-24, Class CS, IO, 6.919s, 2034		1,650,861	244,627
IFB Ser. 04-12, Class WS, IO, 6.919s, 2033		2,367,535	293,055
IFB Ser. 03-67, Class KS, IO, 6.869s, 2031		37,661,264	4,209,352
IFB Ser. 03-76, Class GS, IO, 6.869s, 2031		20,462,816	2,550,509
IFB Ser. 03-130, Class BS, IO, 6.819s, 2033		10,420,838	1,397,445
IFB Ser. 03-34, Class WS, IO, 6.769s, 2029		9,599,866	1,141,654
IFB Ser. 08-41, Class S, IO, 6.569s, 2036		10,495,523	1,419,682
IFB Ser. 05-42, Class SA, IO, 6.569s, 2035		4,473,272	516,026
IFB Ser. 05-48, Class SM, IO, 6.569s, 2034		3,972,793	531,876
IFB Ser. 07-54, Class CI, IO, 6.529s, 2037		4,858,966	704,127
IFB Ser. 09-85, Class JS, IO, 6.519s, 2039		25,387,928	3,547,898
IFB Ser. 08-34, Class SM, IO, 6.519s, 2038		9,381,210	1,196,105
IFB Ser. 07-28, Class SE, IO, 6.519s, 2037		838,216	120,045
IFB Ser. 07-24, Class SD, IO, 6.519s, 2037		3,839,002	512,814
IFB Ser. 06-79, Class SI, IO, 6.519s, 2036		2,185,344	273,648
IFB Ser. 05-90, Class GS, IO, 6.519s, 2035		7,498,677	1,058,135
IFB Ser. 05-90, Class SP, IO, 6.519s, 2035		2,220,691	266,738
IFB Ser. 05-12, Class SC, IO, 6.519s, 2035		2,725,925	411,215
IFB Ser. 05-18, Class SK, IO, 6.519s, 2035		7,302,924	693,625
IFB Ser. 05-45, Class PL, IO, 6.519s, 2034		4,751,818	671,698
IFB Ser. 07-30, Class IE, IO, 6.509s, 2037		9,841,547	1,664,586
IFB Ser. 06-123, Class CI, IO, 6.509s, 2037		8,894,012	1,231,566
IFB Ser. 06-126, Class CS, IO, 6.469s, 2037		7,733,495	1,016,599
IFB Ser. 06-31, Class SX, IO, 6.469s, 2036		8,343,865	1,229,761
IFB Ser. 06-33, Class JS, IO, 6.469s, 2036		2,857,820	375,969
IFB Ser. 06-36, Class SP, IO, 6.469s, 2036		4,237,251	491,494
IFB Ser. 06-22, Class QM, IO, 6.469s, 2036		21,653,824	3,502,675
IFB Ser. 06-23, Class SP, IO, 6.469s, 2036		3,909,106	565,064
IFB Ser. 06-16, Class SM, IO, 6.469s, 2036		8,559,573	1,231,646
IFB Ser. 07-75, Class EI, IO, 6.469s, 2036		61,620,936	7,917,665
IFB Ser. 05-95, Class CI, IO, 6.469s, 2035		5,914,913	913,457
IFB Ser. 05-84, Class SG, IO, 6.469s, 2035		8,830,029	1,233,834
IFB Ser. 05-57, Class NI, IO, 6.469s, 2035		1,855,402	255,659
IFB Ser. 06-3, Class SB, IO, 6.469s, 2035		22,777,845	3,527,551
IFB Ser. 05-29, Class SX, IO, 6.469s, 2035		5,032,791	659,376
IFB Ser. 05-57, Class DI, IO, 6.469s, 2035		3,947,096	488,445
IFB Ser. 05-7, Class SC, IO, 6.469s, 2035		12,874,678	1,472,683
IFB Ser. 04-92, Class S, IO, 6.469s, 2034		12,869,598	1,651,368
IFB Ser. 06-104, Class EI, IO, 6.459s, 2036		5,209,388	701,447
IFB Ser. 05-83, Class QI, IO, 6.459s, 2035		1,640,395	224,995
IFB Ser. 06-128, Class GS, IO, 6.449s, 2037		5,358,367	759,854
IFB Ser. 05-92, Class SC, IO, 6.449s, 2035		50,690,848	6,832,553
IFB Ser. 05-73, Class SD, IO, 6.449s, 2035		6,140,553	1,033,676
IFB Ser. 09-17, Class NS, IO, 6.419s, 2039		29,958,935	3,852,532
IFB Ser. 06-114, Class IS, IO, 6.419s, 2036		3,618,919	466,113
IFB Ser. 06-51, Class SP, IO, 6.419s, 2036		2,482,852	359,256
IFB Ser. 04-92, Class SQ, IO, 6.419s, 2034		5,570,152	823,736
IFB Ser. 06-115, Class IE, IO, 6.409s, 2036		2,901,666	384,324
IFB Ser. 05-51, Class WS, IO, 6.399s, 2035		11,336,214	1,689,275
IFB Ser. 06-109, Class SH, IO, 6.389s, 2036		4,205,836	652,969
IFB Ser. 06-111, Class SA, IO, 6.389s, 2036		26,281,298	3,674,238
IFB Ser. 06-111, Class SB, IO, 6.389s, 2036		34,057,645	4,560,259
IFB Ser. 06-103, Class SB, IO, 6.369s, 2036		6,842,318	892,252
IFB Ser. 06-43, Class SD, IO, 6.369s, 2036		21,716,258	3,077,826
IFB Ser. 06-43, Class SI, IO, 6.369s, 2036		10,038,209	1,293,629
IFB Ser. 06-48, Class QB, IO, 6.369s, 2036		30,007,198	3,902,827
IFB Ser. 06-50, Class IP, IO, 6.369s, 2036		29,162,764	4,393,837
IFB Ser. 06-36, Class PS, IO, 6.369s, 2036		15,652,209	2,166,567
IFB Ser. 06-8, Class HJ, IO, 6.369s, 2036		18,408,600	2,423,782
IFB Ser. 06-8, Class JH, IO, 6.369s, 2036		14,480,208	2,044,527
IFB Ser. 05-122, Class SG, IO, 6.369s, 2035		4,322,470	577,798
IFB Ser. 05-122, Class SW, IO, 6.369s, 2035		4,088,381	546,118
IFB Ser. 05-57, Class MS, IO, 6.369s, 2035		3,830,274	425,287
IFB Ser. 06-99, Class AS, IO, 6.349s, 2036		1,352,560	173,651
IFB Ser. 06-17, Class SI, IO, 6.349s, 2036		4,019,710	519,618
IFB Ser. 06-98, Class SQ, IO, 6.339s, 2036		9,884,487	1,274,819
IFB Ser. 06-60, Class YI, IO, 6.339s, 2036		7,693,240	1,255,697
IFB Ser. 06-86, Class SB, IO, 6.319s, 2036		2,538,208	370,520
IFB Ser. 07-76, Class SA, IO, 6.309s, 2037		34,803,523	4,252,040
IFB Ser. 07-91, Class SA, IO, 6.279s, 2037		42,946,997	5,357,684
IFB Ser. 06-62, Class SB, IO, 6.269s, 2036		32,734,182	4,566,650
IFB Ser. 07-15, Class NI, IO, 6.269s, 2022		8,059,657	894,421
IFB Ser. 07-109, Class XI, IO, 6.219s, 2037		3,511,092	450,066
IFB Ser. 06-79, Class SH, IO, 6.219s, 2036		7,767,886	1,130,683

IFB Ser. 07-30, Class LI, IO, 6.209s, 2037	7,642,642	977,425
IFB Ser. 07-86, Class SE, IO, 6.199s, 2037	45,699,349	5,518,949
IFB Ser. 07-89, Class SA, IO, 6.199s, 2037	10,692,791	1,261,749
IFB Ser. 07-48, Class SG, IO, 6.199s, 2037	35,569,161	4,628,224
IFB Ser. 06-82, Class SI, IO, 6.199s, 2036	58,296,584	7,443,089
IFB Ser. 07-54, Class IA, IO, 6.179s, 2037	4,251,295	565,724
IFB Ser. 07-54, Class IB, IO, 6.179s, 2037	4,251,295	565,724
IFB Ser. 07-54, Class IC, IO, 6.179s, 2037	4,251,295	565,724
IFB Ser. 07-54, Class ID, IO, 6.179s, 2037	4,251,295	565,724
IFB Ser. 07-54, Class IF, IO, 6.179s, 2037	6,733,667	856,120
IFB Ser. 07-54, Class UI, IO, 6.179s, 2037	6,163,022	865,760
IFB Ser. 07-99, Class SD, IO, 6.169s, 2037	24,191,016	3,235,548
IFB Ser. 06-116, Class TS, IO, 6.169s, 2036	21,862,923	2,846,802
IFB Ser. 07-15, Class CI, IO, 6.149s, 2037	16,046,420	2,039,337
IFB Ser. 06-115, Class JI, IO, 6.149s, 2036	11,358,465	1,473,642
IFB Ser. 09-43, Class SB, IO, 6.099s, 2039	6,986,262	971,712
IFB Ser. 06-123, Class LI, IO, 6.089s, 2037	8,014,355	993,474
IFB Ser. 07-81, Class IS, IO, 6.069s, 2037	6,003,084	732,995
IFB Ser. 08-11, Class SC, IO, 6.049s, 2038	8,646,933	1,127,646
IFB Ser. 09-71, Class XS, IO, 5.969s, 2036	44,754,990	4,899,869
IFB Ser. 07-39, Class AI, IO, 5.889s, 2037	7,381,129	843,314
IFB Ser. 07-32, Class SD, IO, 5.879s, 2037	5,030,133	600,276
IFB Ser. 09-62, Class PS, IO, 5.869s, 2039	23,538,981	2,480,199
IFB Ser. 09-84, Class SL, IO, 5.869s, 2037	19,736,860	2,016,860
IFB Ser. 07-26, Class S, IO, 5.869s, 2037	39,770,545	4,181,560
IFB Ser. 07-30, Class UI, IO, 5.869s, 2037	4,211,209	489,864
IFB Ser. 07-32, Class SC, IO, 5.869s, 2037	7,183,721	897,189
IFB Ser. 07-32, Class SG, IO, 5.869s, 2037	27,324,647	3,136,815
IFB Ser. 07-1, Class CI, IO, 5.869s, 2037	4,655,160	584,795
IFB Ser. 07-3, Class SH, IO, 5.839s, 2037	4,662,964	525,859
IFB Ser. 04-46, Class PJ, IO, 5.769s, 2034	3,816,481	475,324
IFB Ser. 07-75, Class ID, IO, 5.639s, 2037	6,234,787	734,159
IFB Ser. 09-3, Class SE, IO, 5.269s, 2037	5,749,903	568,048
IFB Ser. 05-W2, Class A2, IO, 4.979s, 2035	6,195,113	588,536
IFB Ser. 09-86, Class SA, IO, zero %, 2039	45,408,479	587,865
IFB Ser. 06-48, Class FG, zero %, 2036	436,000	373,943
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036	94,156	15,065
Ser. 06-W2, Class 1AS, IO, 5.736s, 2036	8,598,760	1,031,851
Ser. 383, Class 18, IO, 5 1/2s, 2038	2,858,842	472,114
Ser. 383, Class 19, IO, 5 1/2s, 2038	2,599,821	429,622
Ser. 383, Class 6, IO, 5 1/2s, 2037	2,199,591	410,018
Ser. 383, Class 7, IO, 5 1/2s, 2037	2,171,155	353,189
Ser. 383, Class 20, IO, 5 1/2s, 2037	1,658,405	278,818
Ser. 364, Class 12, IO, 5 1/2s, 2035	33,281,761	6,246,642
Ser. 346, Class 2, IO, 5 1/2s, 2033	39,412,428	8,664,576
Ser. 338, Class 2, IO, 5 1/2s, 2033	85,522,839	18,186,966
Ser. 333, Class 2, IO, 5 1/2s, 2033	59,342,300	12,721,506
Ser. 07-W1, Class 1AS, IO, 5.491s, 2046	14,266,630	1,569,329
Ser. 385, Class 3, IO, 5s, 2038 (F)	191,610	36,259
Ser. 359, Class 7, IO, 5s, 2036	13,884,876	2,668,391
Ser. 356, Class 5, IO, 5s, 2035	13,972,077	2,841,135
Ser. 09-86, Class UI, IO, 4s, 2014	34,056,599	3,430,892
Ser. 03-W10, Class 3, IO, 1.88s, 2043	818,390	60,661
Ser. 03-W17, Class 12, IO, 1.141s, 2033	14,904,588	687,812
Ser. 06-26, Class NB, 1s, 2036	1,000,936	873,111
Ser. 01-T1, Class 1, IO, 0.781s, 2040	791,694	25,459
Ser. 00-T6, IO, 0.778s, 2030	13,333,201	333,079
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	26,877,315	623,175
Ser. 02-T18, IO, 0.515s, 2042	39,046,794	714,256
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	22,093,126	437,269
Ser. 02-W8, Class 1, IO, 0.35s, 2042	19,743,484	316,597
Ser. 06-56, Class XF, zero %, 2036	303,214	260,885
Ser. 05-117, Class MO, PO, zero %, 2036	136,506	132,105
Ser. 05-110, Class KO, PO, zero %, 2035	246,722	162,279
Ser. 05-63, PO, zero %, 2035	38,404	36,122
Ser. 05-50, Class LO, PO, zero %, 2035	136,424	111,506
Ser. 06-59, Class QC, PO, zero %, 2033	543,652	454,503
Ser. 04-61, Class JO, PO, zero %, 2032	903,337	793,457
Ser. 326, Class 1, PO, zero %, 2032	757,401	628,181
Ser. 318, Class 1, PO, zero %, 2032	286,650	242,398
Ser. 314, Class 1, PO, zero %, 2031	1,366,018	1,170,906
Ser. 99-51, Class N, PO, zero %, 2029	270,708	218,553
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.869s, 2043	2,677,715	448,517
IFB Ser. T-56, Class 3ASI, IO, 7.269s, 2043	1,252,360	200,378
Ser. T-57, Class 1AX, IO, 0.433s, 2043	11,747,164	205,800
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.227s, 2020	21,516,169	555,332
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
6.538s, 2039	227,718	225,441
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	3,121,100	352,792
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,408,000	1,295,360
Freddie Mac
FRB Ser. 3069, Class FO, 0.633s, 2035	304,332	282,252
FRB Ser. 3006, Class FA, 0.633s, 2034	456,837	451,969
FRB Ser. 3232, Class FG, 0.533s, 2036	440,866	435,551
FRB Ser. 3343, Class QF, zero %, 2037	211,919	207,424
FRB Ser. 3345, Class TY, zero %, 2037	571,547	510,719
FRB Ser. 3338, Class WA, zero %, 2037	10,375	10,293
FRB Ser. 3299, Class FD, zero %, 2037	720,492	695,487
FRB Ser. 3304, Class UF, zero %, 2037	404,765	368,251
FRB Ser. 3289, Class SF, zero %, 2037	1,151,727	1,175,084
FRB Ser. 3326, Class XF, zero %, 2037	180,720	175,025
FRB Ser. 3273, Class HF, zero %, 2037	82,616	79,607
FRB Ser. 3235, Class TP, zero %, 2036	84,282	79,830
FRB Ser. 3283, Class KF, zero %, 2036	88,435	87,220

FRB Ser. 3226, Class YW, zero %, 2036	342,480	332,413
FRB Ser. 3332, Class UA, zero %, 2036	117,714	98,829
FRB Ser. 3168, Class AT, zero %, 2036	100,483	98,952
FRB Ser. 3171, Class BU, zero %, 2036	11,397	11,307
FRB Ser. 3251, Class TC, zero %, 2036	1,351,129	1,327,904
FRB Ser. 3140, Class KF, zero %, 2036	209,105	184,745
FRB Ser. 3130, Class JF, zero %, 2036	452,409	428,532
FRB Ser. 3067, Class SF, zero %, 2035	910,938	775,721
FRB Ser. 3072, Class TJ, zero %, 2035	233,441	176,231
FRB Ser. 3047, Class BD, zero %, 2035	537,769	457,270
FRB Ser. 3052, Class TJ, zero %, 2035	124,890	98,621
FRB Ser. 3326, Class WF, zero %, 2035	605,996	604,676
FRB Ser. 3030, Class EF, zero %, 2035	293,550	284,787
FRB Ser. 3033, Class YF, zero %, 2035	546,731	484,367
FRB Ser. 3251, Class TP, zero %, 2035	487,493	373,448
FRB Ser. 3263, Class AE, zero %, 2035	727,550	566,316
FRB Ser. 3273, Class TJ, zero %, 2035	290,054	283,020
FRB Ser. 3412, Class UF, zero %, 2035	1,019,484	811,613
FRB Ser. 3007, Class LU, zero %, 2035	45,631	38,849
FRB Ser. 2980, Class TY, zero %, 2035	51,706	48,828
FRB Ser. 2958, Class TP, zero %, 2035	136,740	121,808
FRB Ser. 2963, Class TW, zero %, 2035	364,193	312,699
FRB Ser. 2958, Class FB, zero %, 2035	221,612	194,427
FRB Ser. 3112, Class XM, zero %, 2034	35,386	34,584
FRB Ser. 3137, Class TF, zero %, 2034	59,842	57,261
FRB Ser. 2947, Class GF, zero %, 2034	398,817	352,539
FRB Ser. 3006, Class TE, zero %, 2034	175,193	160,257
IFB Ser. 3182, Class SP, 27.667s, 2032	1,559,654	2,115,712
IFB Ser. 3211, Class SI, IO, 26.685s, 2036	1,622,240	998,989
IFB Ser. 3408, Class EK, 24.855s, 2037	1,481,175	1,980,349
IFB Ser. 3077, Class ST, IO, 23.712s, 2035	20,352,114	11,413,084
IFB Ser. 2979, Class AS, 23.419s, 2034	905,700	1,162,011
IFB Ser. 3105, Class SI, IO, 19.021s, 2036	1,050,090	506,632
IFB Ser. 3489, Class SD, IO, 7.567s, 2032	4,337,056	714,146
IFB Ser. 2828, Class GI, IO, 7.267s, 2034	346,861	54,343
IFB Ser. 2684, Class SP, IO, 7.267s, 2033	31,651,000	6,050,670
IFB Ser. 3184, Class SP, IO, 7.117s, 2033	7,265,582	911,126
IFB Ser. 3110, Class SP, IO, 7.067s, 2035	7,309,012	1,268,670
IFB Ser. 3156, Class PS, IO, 7.017s, 2036	33,778,734	5,660,604
IFB Ser. 3149, Class LS, IO, 6.967s, 2036	14,470,385	2,639,697
IFB Ser. 3119, Class PI, IO, 6.967s, 2036	10,528,298	1,908,879
IFB Ser. 2882, Class NS, IO, 6.967s, 2034	6,616,879	866,926
IFB Ser. 2882, Class LS, IO, 6.967s, 2034	3,450,334	485,338
IFB Ser. 3200, Class SB, IO, 6.917s, 2036	4,721,758	645,136
IFB Ser. 3149, Class SE, IO, 6.917s, 2036	4,134,165	711,540
IFB Ser. 2950, Class S, IO, 6.917s, 2034	22,131,517	3,610,685
IFB Ser. 2779, Class YS, IO, 6.917s, 2033	20,493,352	2,648,292
IFB Ser. 3203, Class SH, IO, 6.907s, 2036	4,294,909	673,309
IFB Ser. 3208, Class PS, IO, 6.867s, 2036	43,587,017	7,830,339
IFB Ser. 2835, Class AI, IO, 6.867s, 2034	398,800	64,118
IFB Ser. 2594, Class SE, IO, 6.817s, 2030	1,088,739	96,893
IFB Ser. 2828, Class TI, IO, 6.817s, 2030	2,632,045	307,357
IFB Ser. 3397, Class GS, IO, 6.767s, 2037	3,278,409	367,693
IFB Ser. 3249, Class SI, IO, 6.517s, 2036	2,306,975	323,103
IFB Ser. 3028, Class ES, IO, 6.517s, 2035	8,956,133	1,264,015
IFB Ser. 3042, Class SP, IO, 6.517s, 2035	3,972,834	529,998
IFB Ser. 2990, Class TS, IO, 6.517s, 2035	4,390,254	459,067
IFB Ser. 2981, Class AS, IO, 6.487s, 2035	4,063,567	475,543
IFB Ser. 3287, Class SE, IO, 6.467s, 2037	10,534,057	1,608,550
IFB Ser. 3122, Class DS, IO, 6.467s, 2036	4,353,725	608,594
IFB Ser. 3123, Class LI, IO, 6.467s, 2036	3,154,865	503,794
IFB Ser. 3108, Class SV, IO, 6.467s, 2036	43,516,801	5,899,521
IFB Ser. 3117, Class SC, IO, 6.467s, 2036	27,512,396	3,725,020
IFB Ser. 3139, Class SE, IO, 6.467s, 2036	41,574,721	4,975,094
IFB Ser. 3107, Class DC, IO, 6.467s, 2035	3,458,113	525,080
IFB Ser. 3001, Class IH, IO, 6.467s, 2035	9,747,108	1,376,015
IFB Ser. 2950, Class SM, IO, 6.467s, 2016	1,726,646	209,808
IFB Ser. 3256, Class S, IO, 6.457s, 2036	8,090,987	1,084,408
IFB Ser. 3031, Class BI, IO, 6.457s, 2035	3,459,400	355,313
IFB Ser. 3244, Class SB, IO, 6.427s, 2036	3,287,986	413,776
IFB Ser. 3249, Class SM, IO, 6.417s, 2036	7,721,954	1,074,124
IFB Ser. 3236, Class IS, IO, 6.417s, 2036	6,730,649	868,805
IFB Ser. 3240, Class SM, IO, 6.417s, 2036	7,700,078	994,584
IFB Ser. 3149, Class SI, IO, 6.417s, 2036	19,911,614	2,532,757
IFB Ser. 3147, Class SD, IO, 6.417s, 2036	13,640,492	1,818,022
IFB Ser. 3398, Class SI, IO, 6.417s, 2036	11,480,041	1,459,318
IFB Ser. 3067, Class SI, IO, 6.417s, 2035	4,954,024	763,242
IFB Ser. 3128, Class JI, IO, 6.397s, 2036	1,322,347	177,498
IFB Ser. 3240, Class S, IO, 6.387s, 2036	12,504,753	1,667,983
IFB Ser. 3229, Class BI, IO, 6.387s, 2036	430,696	49,972
IFB Ser. 3065, Class DI, IO, 6.387s, 2035	2,387,315	345,508
IFB Ser. 3145, Class GI, IO, 6.367s, 2036	1,118,181	156,269
IFB Ser. 3114, Class IP, IO, 6.367s, 2036	13,552,127	1,747,068
IFB Ser. 3510, Class IB, IO, 6.367s, 2036	5,182,543	837,065
IFB Ser. 3218, Class AS, IO, 6.347s, 2036	4,098,574	504,924
IFB Ser. 3221, Class SI, IO, 6.347s, 2036	4,908,813	610,224
IFB Ser. 3424, Class XI, IO, 6.337s, 2036	8,921,873	1,235,335
IFB Ser. 3485, Class SI, IO, 6.317s, 2036	2,539,408	382,736
IFB Ser. 3346, Class SC, IO, 6.317s, 2033	12,558,581	1,755,233
IFB Ser. 3346, Class SB, IO, 6.317s, 2033	41,912,896	5,858,598
IFB Ser. 3201, Class SG, IO, 6.267s, 2036	6,938,050	894,185
IFB Ser. 3203, Class SE, IO, 6.267s, 2036	5,804,565	730,278
IFB Ser. 3238, Class LI, IO, 6.257s, 2036	4,099,499	525,155
IFB Ser. 3171, Class PS, IO, 6.252s, 2036	5,281,466	652,140
IFB Ser. 3171, Class ST, IO, 6.252s, 2036	5,597,363	690,155
IFB Ser. 3449, Class SL, IO, 6.247s, 2037	18,573,335	2,409,455
IFB Ser. 3152, Class SY, IO, 6.247s, 2036	10,564,820	1,519,966
IFB Ser. 3510, Class DI, IO, 6.247s, 2035	8,857,515	1,173,493
IFB Ser. 3181, Class PS, IO, 6.237s, 2036	3,637,897	525,855

IFB Ser. 3361, Class SI, IO, 6.217s, 2037	20,420,454	2,768,726
IFB Ser. 3199, Class S, IO, 6.217s, 2036	8,247,064	1,079,024
IFB Ser. 3200, Class PI, IO, 6.217s, 2036	33,189,364	4,500,058
IFB Ser. 3284, Class LI, IO, 6.207s, 2037	9,838,836	1,261,954
IFB Ser. 3281, Class AI, IO, 6.197s, 2037	10,132,340	1,304,683
IFB Ser. 3261, Class SA, IO, 6.197s, 2037	3,262,195	419,814
IFB Ser. 3311, Class IA, IO, 6.177s, 2037	6,470,662	835,493
IFB Ser. 3311, Class IB, IO, 6.177s, 2037	6,470,662	835,493
IFB Ser. 3311, Class IC, IO, 6.177s, 2037	6,470,662	835,493
IFB Ser. 3311, Class ID, IO, 6.177s, 2037	6,470,662	835,493
IFB Ser. 3311, Class IE, IO, 6.177s, 2037	9,833,732	1,269,733
IFB Ser. 3311, Class PI, IO, 6.177s, 2037	6,253,970	635,070
IFB Ser. 3265, Class SC, IO, 6.177s, 2037	2,431,317	301,837
IFB Ser. 3382, Class SI, IO, 6.167s, 2037	13,393,294	1,637,346
IFB Ser. 3240, Class GS, IO, 6.147s, 2036	8,211,371	1,021,418
IFB Ser. 3257, Class SI, IO, 6.087s, 2036	3,369,863	392,324
IFB Ser. 3225, Class EY, IO, 6.057s, 2036	32,613,629	3,842,714
IFB Ser. 3225, Class JY, IO, 6.057s, 2036	14,668,110	1,808,964
IFB Ser. 3201, Class IN, IO, 6.017s, 2036	20,378,268	3,324,169
IFB Ser. 3502, Class DS, IO, 5.917s, 2039	2,926,061	372,249
IFB Ser. 2967, Class SA, IO, 5.917s, 2035	4,814,675	472,088
IFB Ser. 3339, Class TI, IO, 5.907s, 2037	9,282,462	1,096,831
IFB Ser. 3284, Class CI, IO, 5.887s, 2037	17,182,593	2,043,322
IFB Ser. 3303, Class SD, IO, 5.857s, 2037	5,490,844	614,555
IFB Ser. 3309, Class SG, IO, 5.837s, 2037	10,384,521	1,110,105
IFB Ser. 2965, Class SA, IO, 5.817s, 2032	4,287,451	512,406
IFB Ser. 3530, Class SC, IO, 5.767s, 2039	47,024,667	5,464,914
IFB Ser. 3536, Class SM, IO, 5.767s, 2039	17,877,628	2,139,145
IFB Ser. 3397, Class SQ, IO, 5.737s, 2037	12,926,123	1,408,685
IFB Ser. 3424, Class UI, IO, 5.527s, 2037	6,167,312	835,727
IFB Ser. 3423, Class GS, IO, 5.417s, 2038	61,495,514	5,590,979
IFB Ser. 3607, Class SA, IO, 5s, 2036	25,701,925	3,386,786
Ser. 3331, Class GO, PO, zero %, 2037	340,129	300,653
Ser. 3374, Class DO, PO, zero %, 2037	198,584	167,300
Ser. 3324, PO, zero %, 2037	80,820	77,554
Ser. 3369, PO, zero %, 2037	67,421	54,406
Ser. 3292, Class DO, PO, zero %, 2037	364,867	285,928
Ser. 3314, PO, zero %, 2036	1,063,431	925,149
Ser. 3226, Class YI, IO, zero %, 2036 (F)	3,850,821	31,898
Ser. 3176, Class YO, PO, zero %, 2036	415,315	336,123
Ser. 3141, Class DO, PO, zero %, 2036	363,776	273,532
Ser. 3142, PO, zero %, 2036	108,633	100,075
Ser. 3124, Class DO, PO, zero %, 2036	184,840	137,667
Ser. 3097, Class OC, PO, zero %, 2036	87,879	74,830
Ser. 3106, PO, zero %, 2036	163,386	155,106
Ser. 3084, Class ON, PO, zero %, 2035	151,348	134,012
Ser. 3090, Class KO, PO, zero %, 2035	78,664	63,590
Ser. 3084, PO, zero %, 2035	89,460	87,912
Ser. 2989, Class WO, PO, zero %, 2035	143,846	122,469
Ser. 2971, Class KO, PO, zero %, 2035	445,779	382,832
Ser. 2975, Class QO, PO, zero %, 2035	35,761	30,445
Ser. 2980, PO, zero %, 2035	63,912	59,786
Ser. 2981, Class CO, PO, zero %, 2035	272,984	255,837
Ser. 2962, Class BO, PO, zero %, 2035	17,488	16,439
Ser. 2947, Class AO, PO, zero %, 2035	55,588	38,776
Ser. 2951, Class JO, PO, zero %, 2035	131,701	92,272
Ser. 2985, Class CO, PO, zero %, 2035	217,322	178,583
Ser. 3145, Class KO, PO, zero %, 2034	86,640	72,096
Ser. 2858, Class MO, PO, zero %, 2034	80,976	76,644
Ser. 2692, Class TO, PO, zero %, 2033	170,418	115,103
Ser. 201, PO, zero %, 2029	844,908	696,084
Ser. 1208, Class F, PO, zero %, 2022	263,247	225,437
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	2,094,276	1,612,592
Government National Mortgage Association
FRB Ser. 07-73, Class KI, IO, zero %, 2037 (F)	1,312,214	28,108
FRB Ser. 07-73, Class KM, zero %, 2037	131,429	127,945
FRB Ser. 07-35, Class VF, zero %, 2037	166,527	165,793
FRB Ser. 07-16, Class WF, zero %, 2037	1,052,395	1,021,117
FRB Ser. 06-56, Class YF, zero %, 2036	72,102	71,189
IFB Ser. 07-41, Class SA, 38.801s, 2037	340,928	495,956
IFB Ser. 07-35, Class KS, 26.424s, 2037	5,535,958	7,076,205
IFB Ser. 08-47, Class S, IO, 7.468s, 2038	7,554,560	1,021,014
IFB Ser. 08-42, Class AI, IO, 7.458s, 2038	28,987,943	4,204,614
IFB Ser. 07-5, Class SA, IO, 7.127s, 2037	45,002,167	4,854,909
IFB Ser. 06-69, Class SD, IO, 7.117s, 2036	11,859,695	1,313,369
IFB Ser. 09-16, Class SL, IO, 7.107s, 2037	64,734,022	6,781,945
IFB Ser. 05-68, Class PU, IO, 7.067s, 2032	4,131,291	548,817
IFB Ser. 04-59, Class SH, IO, 7.018s, 2034	1,860,939	264,599
IFB Ser. 04-59, Class SC, IO, 6.968s, 2034	2,573,836	365,940
IFB Ser. 04-26, Class IS, IO, 6.968s, 2034	3,438,326	242,562
IFB Ser. 05-68, Class SN, IO, 6.968s, 2034	10,554,296	1,264,406
IFB Ser. 07-47, Class SA, IO, 6.868s, 2036	5,620,413	780,475
IFB Ser. 07-49, Class NY, IO, 6.867s, 2035	62,270,087	5,028,683
IFB Ser. 04-96, Class KS, IO, 6.767s, 2034	5,005,866	736,175
IFB Ser. 06-16, Class GS, IO, 6.757s, 2036	12,348,919	1,495,832
IFB Ser. 10-2, Class S, IO, 6 3/4s, 2039 (FWC)	28,940,315	3,445,706
IFB Ser. 04-5, Class PS, IO, 6.717s, 2033	7,229,000	1,188,994
IFB Ser. 07-35, Class NY, IO, 6.668s, 2035	6,617,406	761,098
IFB Ser. 09-76, Class SJ, IO, 6.618s, 2039	62,168,819	7,663,608
IFB Ser. 07-26, Class SG, IO, 6.617s, 2037	26,359,498	2,813,587
IFB Ser. 09-87, Class IW, IO, 6.617s, 2034	21,162,407	3,052,588
IFB Ser. 05-45, Class HI, IO, 6.588s, 2035	7,523,647	1,103,662
IFB Ser. 07-25, Class SB, IO, 6.567s, 2037	34,455,890	3,291,133
IFB Ser. 09-106, Class XI, IO, 6.567s, 2037	114,657,913	13,100,209
IFB Ser. 07-22, Class S, IO, 6.567s, 2037	3,777,683	429,965
IFB Ser. 04-106, Class SI, IO, 6.518s, 2034	2,981,429	466,362
IFB Ser. 09-106, Class XL, IO, 6.517s, 2037	30,717,404	3,401,556
IFB Ser. 09-87, Class SI, IO, 6.517s, 2035	8,731,611	1,214,115

IFB Ser. 04-104, Class IS, IO, 6.517s, 2034	7,310,715	877,726
IFB Ser. 09-87, Class IG, IO, 6.507s, 2037	16,904,110	2,234,601
IFB Ser. 07-53, Class SY, IO, 6.502s, 2037	9,577,951	988,981
IFB Ser. 04-17, Class QN, IO, 6.468s, 2034	2,434,655	328,621
IFB Ser. 07-58, Class PS, IO, 6.467s, 2037	2,574,488	236,876
IFB Ser. 07-41, Class SM, IO, 6.467s, 2037	2,320,430	300,937
IFB Ser. 07-41, Class SN, IO, 6.467s, 2037	2,365,820	306,824
IFB Ser. 06-25, Class SI, IO, 6.467s, 2036	15,910,409	1,843,223
IFB Ser. 07-37, Class SU, IO, 6.458s, 2037	10,445,958	1,381,171
IFB Ser. 07-37, Class YS, IO, 6.438s, 2037	6,668,412	813,140
IFB Ser. 07-59, Class PS, IO, 6.437s, 2037	2,996,209	254,825
IFB Ser. 07-59, Class SP, IO, 6.437s, 2037	375,240	32,353
IFB Ser. 07-48, Class SB, IO, 6.418s, 2037	12,768,297	1,129,061
IFB Ser. 09-106, Class LP, IO, 6.377s, 2036	32,811,073	3,495,574
IFB Ser. 09-106, Class CM, IO, 6.368s, 2034	22,420,872	2,782,430
IFB Ser. 08-6, Class TI, IO, 6.368s, 2032	9,502,667	945,668
IFB Ser. 07-45, Class QB, IO, 6.367s, 2037	7,345,173	704,036
IFB Ser. 09-87, Class SK, IO, 6.367s, 2032	14,634,273	1,524,960
IFB Ser. 07-17, Class AI, IO, 6.318s, 2037	15,085,843	2,045,326
IFB Ser. 07-78, Class SA, IO, 6.298s, 2037	22,834,426	2,292,006
IFB Ser. 07-10, Class SB, IO, 6.287s, 2037	32,801,400	3,178,456
IFB Ser. 08-2, Class SM, IO, 6.268s, 2038	14,192,841	1,388,514
IFB Ser. 07-9, Class AI, IO, 6.268s, 2037	6,710,533	677,509
IFB Ser. 09-106, Class LS, IO, 6.267s, 2037	7,470,625	721,220
IFB Ser. 06-26, Class S, IO, 6.267s, 2036	29,305,471	3,097,325
IFB Ser. 08-9, Class SK, IO, 6.247s, 2038	11,029,139	1,182,123
IFB Ser. 07-37, Class SM, IO, 6.238s, 2037	5,686,709	709,950
IFB Ser. 09-35, Class SP, IO, 6.168s, 2037	14,799,732	1,761,708
IFB Ser. 09-106, Class KS, IO, 6.167s, 2039	19,705,333	1,753,505
IFB Ser. 09-106, Class MS, IO, 6.167s, 2038	59,304,991	5,449,916
IFB Ser. 09-110, Class CS, IO, 6.158s, 2039	143,905,779	13,591,469
IFB Ser. 05-71, Class SA, IO, 6.128s, 2035	11,144,047	1,291,918
IFB Ser. 05-65, Class SI, IO, 6.117s, 2035	5,608,324	617,187
IFB Ser. 06-7, Class SB, IO, 6.087s, 2036	945,938	86,967
IFB Ser. 09-92, Class SL, IO, 6.068s, 2039	57,218,566	5,164,887
IFB Ser. 09-110, Class NS, IO, 6.067s, 2039	36,336,382	3,458,751
IFB Ser. 09-87, Class KI, IO, 6.067s, 2035	2,092,978	251,278
IFB Ser. 06-16, Class SX, IO, 6.057s, 2036	9,725,444	1,024,294
IFB Ser. 09-72, Class SM, IO, 6.018s, 2039	63,803,996	6,719,358
IFB Ser. 09-92, Class SA, IO, 6.018s, 2039	108,142,293	11,902,790
IFB Ser. 08-54, Class NI, IO, 6.018s, 2038	23,304,223	2,785,583
IFB Ser. 09-77, Class SB, IO, 6.018s, 2038	27,492,101	2,982,206
IFB Ser. 05-84, Class SH, IO, 6.018s, 2035	12,371,053	1,645,269
IFB Ser. 07-17, Class IB, IO, 6.017s, 2037	3,287,736	415,558
IFB Ser. 09-106, Class SD, IO, 6.017s, 2036	26,929,460	2,805,965
IFB Ser. 09-87, Class SN, IO, 6.017s, 2035	16,313,283	1,470,662
IFB Ser. 09-76, Class XS, IO, 5.968s, 2039	26,821,052	3,016,881
IFB Ser. 07-25, Class KS, IO, 5.968s, 2037	7,728,537	786,850
IFB Ser. 07-21, Class S, IO, 5.968s, 2037	215,068	19,327
IFB Ser. 09-106, Class SU, IO, 5.967s, 2037	15,245,393	1,418,580
IFB Ser. 07-19, Class SJ, IO, 5.967s, 2037	17,994,070	1,540,101
IFB Ser. 07-7, Class EI, IO, 5.967s, 2037	21,256,641	1,840,453
IFB Ser. 07-7, Class JI, IO, 5.967s, 2037	8,356,929	925,204
IFB Ser. 07-1, Class S, IO, 5.967s, 2037	24,319,677	2,111,077
IFB Ser. 07-3, Class SA, IO, 5.967s, 2037	23,159,439	2,024,041
IFB Ser. 07-17, Class SI, IO, 5.956s, 2037	9,835,788	1,096,411
IFB Ser. 07-31, Class AI, IO, 5.948s, 2037	4,847,127	622,735
IFB Ser. 07-62, Class S, IO, 5.918s, 2037	5,782,484	563,701
IFB Ser. 07-43, Class SC, IO, 5.868s, 2037	4,927,244	468,044
IFB Ser. 09-106, Class SL, IO, 5.867s, 2036	52,470,517	5,708,397
IFB Ser. 09-87, Class TS, IO, 5.867s, 2035	5,833,920	659,835
IFB Ser. 09-66, IO, 5.858s, 2039	47,498,866	4,583,711
IFB Ser. 04-83, Class CS, IO, 5.847s, 2034	17,266,632	1,917,112
IFB Ser. 09-106, Class ST, IO, 5.767s, 2038	41,559,161	4,194,193
IFB Ser. 04-41, Class SG, IO, 5.767s, 2034	11,979,656	673,444
IFB Ser. 09-87, Class WT, IO, 0.188s, 2035	34,838,460	132,823
IFB Ser. 09-106, Class WT, IO, zero %, 2037	17,218,512	64,816
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	2,424,835	410,403
Ser. 08-30, PO, zero %, 2038	4,879	4,876
Ser. 06-36, Class OD, PO, zero %, 2036	139,647	115,673
Ser. 06-64, PO, zero %, 2034	198,982	163,313
Ser. 99-31, Class MP, PO, zero %, 2029	23,687	18,883
Greenwich Capital Commercial Funding Corp.
FRB Ser. 06-GG7, Class A2, 5.918s, 2038	7,440,000	7,633,683
Ser. 05-GG5, Class A2, 5.117s, 2037	5,719,000	5,741,298
GS Mortgage Securities Corp. II FRB Ser. 07-GG10,
Class A3, 5.805s, 2045	2,581,000	2,525,037
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.255s, 2039	499,726,028	8,403,619
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.975s, 2035	65,530,980	8,191,373
Ser. 06-RP2, Class 1AS1, IO, 5.626s, 2036	108,127,887	13,178,086
Ser. 01-2, IO, 0.213s, 2032	1,018,527	4,555
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	409,597	41
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.022s, 2037	14,758,396	10,183,293
Impac CMB Trust FRB Ser. 05-4, Class 1A1A, 0.771s, 2035	17,126,255	13,272,848
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.341s, 2037 (F)	7,342,580	3,964,993
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.913s, 2037	6,298,068	4,030,763
FRB Ser. 06-AR25, Class 5A1, 5.911s, 2036	3,671,267	2,255,639
FRB Ser. 07-AR9, Class 2A1, 5.864s, 2037	6,567,998	4,466,239
FRB Ser. 07-AR13, Class 4A1, 5.854s, 2037	7,960,688	4,157,283
FRB Ser. 05-AR31, Class 3A1, 5 1/2s, 2036	11,654,388	6,759,545
FRB Ser. 07-AR7, Class 2A1, 5.466s, 2037	6,970,305	4,147,332
FRB Ser. 07-AR11, Class 1A1, 5.07s, 2037	4,822,232	2,604,005
FRB Ser. 06-AR27, Class 2A2, 0.431s, 2036	10,082,526	6,553,642

JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.923s, 2036		4,470,976	3,509,716
FRB Ser. 06-A6, Class 1A1, 0.391s, 2036		5,282,238	2,503,909
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051		1,121,000	784,295
FRB Ser. 07-LD12, Class A3, 5.99s, 2051		8,677,000	8,182,356
FRB Ser. 07-LD11, Class A3, 5.818s, 2049		1,878,000	1,808,371
Ser. 07-CB20, Class A3, 5.863s, 2051		3,771,000	3,655,127
Ser. 07-LD12, Class A2, 5.827s, 2051		12,411,000	12,574,090
Ser. 07-CB20, Class A4, 5.794s, 2051		7,011,000	6,046,597
Ser. 06-LDP9, Class A3, 5.336s, 2047		17,497,000	15,174,569
Ser. 08-C2, Class X, IO, 0.479s, 2051		260,550,117	4,120,965
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.137s, 2051		279,477,522	2,948,767
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		1,960,723	1,120,390
Ser. 98-C4, Class J, 5.6s, 2035		3,535,000	3,040,100
LB-UBS Commercial Mortgage Trust
Ser. 07-C2, Class A3, 5.43s, 2040		18,881,000	16,309,206
Ser. 07-C1, Class A4, 5.424s, 2040		24,620,000	20,388,563
Ser. 07-C2, Class A2, 5.303s, 2040		6,515,000	6,579,512
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		4,511,500	281,969
Ser. 04-1A, Class K, 5.45s, 2040		1,653,000	86,783
Ser. 04-1A, Class L, 5.45s, 2040		752,500	31,981
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		3,451,066	2,347,804
Merrill Lynch Alternative Note Asset FRB Ser. 07-AF1,
Class AV1, 5 1/2s, 2037		8,715,450	4,575,611
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049		200,142,900	2,215,522
Merrill Lynch Mortgage Investors Trust
FRB Ser. 06-A4, Class 3A1, 6.129s, 2036		13,442,552	8,059,524
FRB Ser. 06-A1, Class 1A1, 5.651s, 2036		11,607,520	6,950,583
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.253s, 2035		736,601	559,869
Ser. 96-C2, Class JS, IO, 2.259s, 2028		5,718,158	170,115
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.828s, 2050		1,006,000	976,863
FRB Ser. 07-C1, Class A2, 5.724s, 2050		6,757,000	6,937,005
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049		1,229,000	1,225,313
Ser. 07-7, Class A2, 5.693s, 2050		5,171,000	5,297,778
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, IO, 4.527s, 2017		11,036,798	1,158,864
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.006s, 2037		6,783,255	949,656
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043		2,439,000	2,414,317
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049		3,765,000	3,824,772
Ser. 07-HQ13, Class A2, 5.649s, 2044		10,291,000	10,430,322
Ser. 07-IQ13, Class A3, 5.331s, 2044		14,693,000	14,111,613
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		13,869,752	728,162
Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A1, 6.182s, 2037		17,596,738	11,261,912
FRB Ser. 07-14AR, Class 6A1, 6.097s, 2037		12,156,243	7,293,746
FRB Ser. 07-15AR, Class 2A1, 6.039s, 2037		11,491,181	7,529,998
FRB Ser. 06-1AR, Class 1A1, 0.511s, 2036		8,940,907	4,917,499
FRB Ser. 06-5AR, Class A, 0.481s, 2036		18,313,847	10,072,616
Ser. 06-6AR, Class 2A, 5.411s, 2036		23,579,856	14,855,309
Ser. 05-5AR, Class 2A1, 3.94s, 2035		5,918,574	3,610,330
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.082s, 2030		2,378,284	2,402,067
Ser. 97-MC2, Class X, IO, 1.73s, 2012		15,898	379
Nomura Asset Acceptance Corp. 144A IFB Ser. 04-R3,
Class AS, IO, 6.819s, 2035		9,809,215	1,416,205
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		880,000	652,951
Residential Accredit Loans, Inc.
FRB Ser. 07-QS5, Class A5, 0.531s, 2037		40,689,782	21,158,687
FRB Ser. 06-QA4, Class A, 0.411s, 2036		12,064,339	5,509,784
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037		11,439,360	8,465,127
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		1,339,000	803,400
Ser. 03-1A, Class N, 5s, 2018		1,590,000	874,500
Ser. 04-1A, Class M, 5s, 2018		1,438,000	747,760
Ser. 04-1A, Class N, 5s, 2018		1,371,000	616,950
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037		2,490,645	1,333,857
FRB Ser. 06-9, Class 1A1, 5.652s, 2036		4,200,540	2,294,609
FRB Ser. 05-18, Class 6A1, 5.197s, 2035		8,745,536	6,296,786
FRB Ser. 06-12, Class 1A1, 0.391s, 2037		44,183,302	24,300,816
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.019s, 2037		17,087,023	2,050,443
Ser. 05-RF7, Class A, IO, 5.651s, 2035		23,029,602	2,705,978
Ser. 07-4, Class 1A4, IO, 1s, 2037 (F)		17,919,525	472,628
Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.952s, 2035		22,106,636	2,680,430
Ser. 06-RF1, IO, 5.799s, 2036		653,759	76,817
Ser. 05-RF6, Class A, IO, 5.756s, 2043		29,234,374	3,252,324
Ser. 05-RF3, Class 1A, IO, 5.708s, 2035		19,378,793	2,301,232
Ser. 07-RF1, Class 1A, IO, 5.442s, 2037		18,558,142	2,006,599
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (United
Kingdom)	GBP	1,094,530	1,194,431
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (United
Kingdom)	GBP	2,491,896	1,410,027

Ursus EPC 144A
FRB Ser. 1-A, Class D, 6.938s, 2012 (Ireland)	GBP	1,473,435	238,210
Ser. 1-A, Class X1, IO, 4.925s, 2012 (Ireland)	GBP	5,000	109
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051		$22,517,000	21,958,020
FRB Ser. 07-C32, Class A2, 5.735s, 2049		41,028,000	41,793,771
Ser. 07-C31, Class A3, 5.483s, 2047		2,576,000	2,522,623
Ser. 07-C31, Class A2, 5.421s, 2047		14,775,000	14,946,391
Ser. 07-C34, IO, 0.354s, 2046		75,835,158	1,341,524
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.533s, 2018		3,292,000	1,646,000
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.534s, 2037		48,633,485	30,832,869

Total mortgage-backed securities (cost $1,502,978,950)			$1,664,757,545

CORPORATE BONDS AND NOTES (20.8%)(a)
		Principal amount	Value

Basic materials (1.6%)
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.254s, 2013 (Netherlands)		$1,290,000	$1,140,038
Cognis GmbH company guaranty sr. bonds FRB Ser. REGS,
2.714s, 2013 (Netherlands)	EUR	932,000	1,259,903
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		$6,587,000	7,204,531
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		212,000	228,960
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		230,000	241,500
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	1,999,000	3,009,915
HeidelbergCement AG company guaranty unsub. notes Ser.
EMTN, 5 5/8s, 2018 (Germany)	EUR	531,000	691,047
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		$339,000	332,220
International Paper Co. sr. unsec. notes 9 3/8s, 2019		4,461,000	5,464,725
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		951,000	1,039,477
Nalco Co. 144A sr. notes 8 1/4s, 2017		2,461,000	2,614,813
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.564s, 2013 (PIK)		422,471	130,966
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		701,000	667,703
Novelis, Inc. 144A sr. unsec. notes 11 1/2s, 2015		450,000	482,063
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	3,742,000	5,852,521
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.492s, 2013
(France)	EUR	3,946,000	5,235,397
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	465,000	662,656
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 1.964s, 2015 (Germany)	EUR	1,050,000	1,273,574
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$1,385,000	1,331,331
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		2,457,000	2,530,710
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		1,251,000	1,302,604
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		2,292,000	2,738,940
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		1,477,000	1,720,705
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		2,098,000	2,420,568
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		1,052,000	1,157,200
			50,734,067

Capital goods (0.8%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		394,000	390,060
Ardagh Glass Finance B.V. company guaranty sr. notes
Ser. REGS, 8 7/8s, 2013 (Netherlands)	EUR	723,000	1,040,803
Ball Corp. company guaranty sr. unsec. notes 7 3/8s,
2019		$147,000	151,043
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016		218,000	223,450
BBC Holding Corp. sr. notes 8 7/8s, 2014		1,930,000	1,876,925
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018		1,000,000	1,060,000
Bombardier, Inc. 144A sr. unsec. notes FRN 3.839s,
2013 (Canada)	EUR	506,000	690,823
Crown Americas, LLC/Crown Americas Capital Corp.
company guaranty sr. unsec. notes 7 3/4s, 2015		$3,240,000	3,353,400
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		823,000	849,748
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.665s, 2015		495,000	436,219
Goodman Global Group, Inc. 144A sr. disc. notes zero
%, 2014		1,955,000	1,109,463
Impress Holdings BV company guaranty sr. bonds FRB
Ser. REGS, 3.867s, 2013 (Netherlands)	EUR	816,000	1,104,552
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		$3,102,000	3,121,388
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		2,734,000	2,856,902
RBS Global, Inc./Rexnord Corp. company guaranty sr.
unsec. unsub. notes 9 1/2s, 2014		2,704,000	2,710,760
Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United
Kingdom)	EUR	235,000	280,807
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		$2,012,000	2,102,540

TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014		585,000	593,775
Titan International, Inc. company guaranty sr. unsec.
notes 8s, 2012		569,000	557,620
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		1,882,000	1,905,525
			26,415,803

Communication services (2.4%)
Cablecom SCA sr. notes Ser. REGS, 8s, 2016
(Netherlands)	EUR	469,000	641,565
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012		$416,000	439,920
CCH II, LLC sr. notes 13 1/2s, 2016		2,180,504	2,567,543
Centennial Communications Corp. sr. unsec. notes FRN
6.04s, 2013		240,000	240,000
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		1,294,000	1,277,825
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		526,000	528,630
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		2,065,000	2,093,394
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		2,480,000	2,473,800
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		364,000	375,830
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014		2,733,000	2,910,645
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		1,095,000	1,062,150
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		5,426,000	5,466,695
GIC, Inc. 144A sr. notes 8 5/8s, 2019		385,000	388,369
Global Crossing UK Finance PLC company guaranty
11 3/4s, 2014 (United Kingdom)	GBP	950,000	1,551,224
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)		$150,000	164,625
Unitymedia Hessen GmbH & Co. KG company guaranty sr.
notes FRN Ser. REGS, 3.597s, 2013 (Germany)	EUR	1,641,000	2,329,014
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		$1,220,000	1,247,450
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes Ser. *, 8 7/8s, 2015 (Bermuda)		1,672,000	1,730,520
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		2,375,000	2,244,375
Magyar Telecom BV 144A company guaranty sr. notes
9 1/2s, 2016 (Hungary)	EUR	1,889,000	2,685,510
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015		$562,000	567,620
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		673,000	686,460
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		4,335,000	4,389,188
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		410,000	429,475
Nordic Telephone Co. Holdings ApS sec. notes Ser.
REGS, 8 1/4s, 2016 (Denmark)	EUR	1,436,000	2,191,922
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$740,000	712,250
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		2,985,000	2,996,194
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		610,000	633,638
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		4,691,000	5,042,825
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,375,000	1,271,875
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		3,850,000	4,081,000
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		1,130,000	1,180,850
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		6,490,000	6,619,800
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		2,809,000	2,896,781
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	1,760,000	2,584,050
UPC Holdings BV sr. notes Ser. REGS, 8 5/8s, 2014
(Netherlands)	EUR	355,000	508,502
West Corp. company guaranty 9 1/2s, 2014		$1,298,000	1,317,470
Wind Acquisition Finance SA sr. notes Ser. REGS,
11 3/4s, 2017 (Netherlands)	EUR	1,168,000	1,829,205
Windstream Corp. company guaranty 8 5/8s, 2016		$5,225,000	5,316,438
			77,674,627

Conglomerates (0.1%)
UPC Germany GmbH 144A sr. bonds 8 1/8s, 2017 (Germany)	EUR	1,624,000	2,369,602
			2,369,602

Consumer cyclicals (3.6%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		$140,000	151,725
Affinion Group, Inc. company guaranty 11 1/2s, 2015		1,615,000	1,691,713
Affinion Group, Inc. company guaranty 10 1/8s, 2013		1,835,000	1,885,463
Affinity Group, Inc. sr. sub. notes 9s, 2012		3,678,000	2,574,600
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		1,297,440	1,355,825
AMC Entertainment, Inc. company guaranty 11s, 2016		1,152,000	1,203,840
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		948,000	905,340
American Casino & Entertainment Properties LLC 144A
sr. notes 11s, 2014		1,135,000	956,238
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		720,000	664,200
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		1,325,000	1,194,156
Building Materials Corp. company guaranty notes
7 3/4s, 2014		2,732,000	2,704,680

Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		1,145,000	1,173,625
Cirsa Capital Luxembourg SA company guaranty Ser.
REGS, 7 7/8s, 2012 (Luxembourg)	EUR	469,000	638,206
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		$1,240,000	973,400
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		1,140,000	1,121,475
Codere Finance Luxembourg SA sr. sec. notes Ser. REGS,
8 1/4s, 2015 (Luxembourg)	EUR	1,428,000	1,800,011
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		$6,495,000	6,722,325
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		140,000	147,175
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		588,000	642,390
Echostar DBS Corp. company guaranty 6 5/8s, 2014		6,614,000	6,671,873
Europcar Groupe SA company guaranty sr. sub. bond FRB
Ser. REGS, 4.214s, 2013 (France)	EUR	947,000	1,125,881
Fiat Finance Lux, Ltd. SA company guaranty Ser. EMTN,
7 5/8s, 2014 (Italy)	EUR	1,424,000	2,125,896
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		$3,553,000	3,721,768
Ford Motor Credit Co., LLC sr. unsec. FRN 3.001s, 2012		155,000	143,691
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		1,539,000	1,589,018
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
7 1/2s, 2012		575,000	579,863
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		2,100,000	2,323,125
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		2,232,000	2,466,360
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		810,000	815,054
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014		1,667,000	1,577,399
Harrah's Operating Co., Inc. 144A sr. sec. notes
11 1/4s, 2017		1,165,000	1,218,881
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		4,015,000	4,080,244
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		3,640,000	4,040,400
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 6 1/4s, 2014		1,271,000	1,220,160
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	1,775,000	2,434,453
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		$1,410,000	1,406,475
Lamar Media Corp. company guaranty 7 1/4s, 2013		1,220,000	1,216,950
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		655,000	722,956
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		5,167,000	5,496,396
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		340,000	355,725
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		3,326,000	3,492,300
Liberty Media, LLC sr. notes 5.7s, 2013		613,000	583,883
Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066
(Italy)	EUR	917,000	1,249,477
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		$1,765,000	432,425
Meritage Homes Corp. company guaranty 6 1/4s, 2015		292,000	268,640
Meritage Homes Corp. sr. notes 7s, 2014		332,000	317,060
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		233,000	231,835
MGM Mirage, Inc. company guaranty 6 3/4s, 2013		627,000	540,788
Navistar International Corp. sr. notes 8 1/4s, 2021		2,353,000	2,408,884
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		1,475,000	1,537,688
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		1,752,000	1,598,700
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		4,080,000	4,569,600
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019		2,466,000	2,521,485
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		1,295,000	1,191,400
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		1,386,000	1,386,000
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017		2,900,000	2,958,000
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014		1,286,000	1,112,390
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		525,000	525,000
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		1,549,000	1,630,323
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		705,000	613,350
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		2,191,000	331,389
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013		569,519	600,843
Travelport LLC company guaranty 9 7/8s, 2014		958,000	989,135
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		517,000	10,663
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	335,000	446,370
TVN Finance Corp. PLC 144A company guaranty sr. unsec.
notes 10 3/4s, 2017 (United Kingdom)	EUR	1,112,000	1,655,236
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		$2,678,612	2,347,134
Virgin Media Finance PLC company guaranty sr. unsec.
bond 8 7/8s, 2019 (United Kingdom)	GBP	917,000	1,520,303
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	917,000	1,412,024

Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		$4,138,000	4,158,690
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		159,000	166,950
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		331,000	1,235
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		966,000	3,381
			116,651,536

Consumer staples (0.4%)
Archibald Candy Corp. company guaranty 10s, 2010 (In
default) (F)(NON)		562,539	8,687
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		1,280,000	1,196,800
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017		4,393,000	4,453,404
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		1,000	1,015
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		565,000	594,663
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,069,000	2,097,449
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		1,275,000	1,198,500
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		1,114,000	969,180
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016		2,525,000	2,752,250
			13,271,948

Energy (4.4%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		5,575,000	5,533,188
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		1,310,000	1,156,075
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		5,575,000	5,672,563
Complete Production Services, Inc. company guaranty
8s, 2016		1,657,000	1,634,216
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		3,895,000	3,904,738
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		945,000	864,675
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		250,000	276,250
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		1,870,000	1,865,325
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	819,000	1,108,484
Empresa Nacional del Petroleo 144A sr. unsec. notes
6 1/4s, 2019 (Chile)		$3,000,000	3,119,124
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		1,575,000	1,563,188
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		3,632,000	3,577,520
Forest Oil Corp. sr. notes 8s, 2011		3,730,000	3,888,525
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Russia)		1,280,000	1,180,800
Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s,
2037 (Russia)		1,810,000	1,669,725
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)		740,000	763,162
Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)		3,305,000	3,626,742
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)		1,090,000	1,000,075
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		2,440,000	2,501,000
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		4,355,000	4,066,481
Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014 (United
Kingdom)	GBP	773,000	1,295,746
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		$825,000	827,063
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. bonds 6.656s, 2022 (Russia)		2,380,000	2,272,900
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		2,920,000	2,971,538
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013		4,646,000	4,640,193
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		2,650,000	2,676,500
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		1,310,764	1,322,993
Peabody Energy Corp. company guaranty 7 3/8s, 2016		5,097,000	5,256,281
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		1,140,000	1,085,452
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		1,500,000	1,395,800
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		3,200,000	3,693,600
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 7/8s, 2040 (Brazil)		3,375,000	3,435,568
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		742,000	775,390
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		29,700,000	16,335,000
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 1/2s, 2037 (Venezuela)		3,200,000	1,416,000
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 3/8s, 2027 (Venezuela)		3,000,000	1,335,000
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)		7,080,000	5,734,800
Petroleos de Venezuela SA sr. unsec. sub. bond 5s,
2015 (Venezuela)		9,505,000	4,670,757
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		1,165,000	1,303,344

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		2,395,000	2,202,993
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		1,465,000	1,510,781
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		535,000	544,363
Plains Exploration & Production Co. company guaranty
7s, 2017		580,000	569,850
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		1,180,000	1,292,100
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7.39s, 2024
(Philippines)		2,790,000	2,873,700
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		2,100,000	2,252,250
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		2,215,000	2,286,988
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		1,090,000	1,122,700
Sabine Pass LNG LP sec. notes 7 1/2s, 2016		2,885,000	2,401,763
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		2,755,000	2,706,788
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013		1,055,000	1,097,200
White Nights Finance BV for Gazprom notes 10 1/2s,
2014 (Russia)		5,925,000	6,634,697
Williams Cos., Inc. (The) notes 7 3/4s, 2031		1,140,000	1,250,142
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		1,309,000	1,467,360
			141,629,456

Financials (3.9%)
Banco Do Brasil 144A sr. unsec. 5.669s, 2017 (Brazil)	BRL	2,155,000	1,217,689
Beverage Packaging Holdings Luxembourg II SA company
guaranty sr. notes Ser. REGS, 8s, 2016	EUR	553,000	744,590
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.073s, 2012		$5,793,188	5,528,514
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012		212,000	208,820
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012		1,379,000	1,351,420
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		237,000	233,445
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012		1,304,000	1,277,920
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.456s, 2014		168,000	135,240
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	1,092,000	1,318,307
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$375,000	345,000
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		270,000	257,850
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		2,500,000	1,700,000
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
7.34s, 2011	RUB	102,000,000	3,317,667
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.173s,
2012	INR	76,000,000	1,786,655
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$860,000	877,200
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,024,000	967,680
Liberty Mutual Insurance 144A notes 7.697s, 2097		2,900,000	2,482,481
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068		935,000	1,053,501
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)	EUR	2,660,000	3,886,388
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)		$1,410,000	1,441,725
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		16,810,000	16,508,092
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Russia)		1,890,000	2,065,770
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Russia)		6,575,000	6,957,008
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		1,398,000	1,486,601
UBS Luxembourg SA for Sberbank sub. bonds
stepped-coupon 6.23s (7.429s, 2/11/10), 2015 (Russia)
(STP)		2,370,000	2,441,621
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.148s, 2014		245,000	201,206
VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		3,035,000	2,830,138
VTB Capital SA 144A bonds 6 1/4s, 2035 (Russia)		23,431,000	21,849,408
VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		4,646,000	4,866,685
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		18,211,000	18,119,945
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		18,369,000	18,505,114
			125,963,680

Health care (1.3%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	819,000	1,075,202
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		$924,000	956,340
DaVita, Inc. company guaranty 6 5/8s, 2013		1,134,000	1,136,835
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		1,686,000	1,825,095
HCA, Inc. sr. sec. notes 9 1/4s, 2016		1,044,000	1,120,995
HCA, Inc. sr. sec. notes 9 1/8s, 2014		3,574,000	3,770,570
Omnicare, Inc. company guaranty 6 3/4s, 2013		1,210,000	1,185,800
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		3,350,000	3,249,500

Select Medical Corp. company guaranty 7 5/8s, 2015		2,678,000	2,597,660
Service Corporation International debs. 7 7/8s, 2013		465,000	453,375
Service Corporation International sr. notes 7s, 2017		3,136,000	3,041,920
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		3,922,000	3,833,755
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		585,000	601,088
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		1,505,000	1,384,600
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		796,575	724,883
Talecris Biotherapeutics Holdings Corp. 144A sr.
unsec. notes 7 3/4s, 2016		2,745,000	2,786,175
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		383,000	428,960
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		4,395,000	4,746,600
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		2,466,000	2,555,393
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		2,840,000	2,967,800
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)		1,350,000	1,329,750
			41,772,296

Technology (0.8%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		470,000	444,150
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		1,503,000	1,433,486
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		685,000	696,131
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		1,091,701	968,885
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		617,000	575,353
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		1,028,000	878,940
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		708,331	625,988
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		3,243,000	2,975,453
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		59,000	47,495
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		2,300,000	2,323,000
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		4,150,000	4,284,875
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (F)(NON)		81,000	101
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		586,000	584,535
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		1,910,000	2,034,150
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		3,826,000	3,921,650
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		4,390,000	5,114,350
			26,908,542

Transportation (0.1%)
British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	947,000	1,429,968
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		$1,327,000	1,310,413
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		833,000	886,104
			3,626,485

Utilities and power (1.4%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		3,925,000	4,028,031
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		2,302,000	2,359,550
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		3,607,000	3,462,720
Cenrais Electricas Brasileiras SA 144A sr. unsec.
unsub. notes 6 7/8s, 2019 (Brazil)		500,000	541,875
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		2,495,000	2,560,304
Dynegy-Roseton Danskamme sec. bonds 7.27s, 2010		214,288	214,556
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		654,000	555,900
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		305,000	286,700
Edison Mission Energy sr. unsec. notes 7.2s, 2019		605,000	458,288
Edison Mission Energy sr. unsec. notes 7s, 2017		90,000	71,100
El Paso Corp. sr. unsec. notes 7s, 2017		1,980,000	1,963,748
El Paso Natural Gas Co. debs. 8 5/8s, 2022		1,315,000	1,534,463
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		490,000	491,225
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		2,575,000	2,716,625
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		7,660,000	7,791,369
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		530,000	543,250
NRG Energy, Inc. company guaranty 7 3/8s, 2017		3,995,000	4,004,988
NRG Energy, Inc. sr. notes 7 3/8s, 2016		1,015,000	1,016,269
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		4,695,000	4,812,375
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014		1,649,000	1,708,776
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011		1,165,000	1,216,230
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		520,000	554,272
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		61,000	63,759
Vattenfall Treasury AB company guaranty jr. unsec.

sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	819,000	1,107,780
			44,064,153

Total corporate bonds and notes (cost $663,322,349)			$671,082,195

ASSET-BACKED SECURITIES (7.6%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.921s, 2035		$333,640	$89,521
FRB Ser. 05-4, Class A2C, 0.441s, 2035		103,798	95,503
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.381s, 2036		478,000	143,572
FRB Ser. 06-HE3, Class A2C, 0.381s, 2036		429,000	135,146
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 1.981s, 2033		900,171	250,791
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		2,906,000	464,960
Ser. 04-1A, Class E, 6.42s, 2039		1,768,000	247,520
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.501s, 2033		109,276	29,158
FRB Ser. 06-W4, Class A2C, 0.391s, 2036		755,714	250,887
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 1.231s, 2033		606,310	425,532
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.421s, 2036		105,667	64,986
FRB Ser. 06-HE4, Class A5, 0.391s, 2036		390,291	241,237
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.106s, 2034		318,144	45,725
FRB Ser. 05-HE1, Class M3, 1.161s, 2035		1,007,000	199,384
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		4,191,814	2,787,556
Ser. 00-A, Class A2, 7.575s, 2030		902,965	523,720
Ser. 99-B, Class A4, 7.3s, 2016		4,510,508	2,706,305
Ser. 99-B, Class A3, 7.18s, 2015		6,681,240	4,008,744
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 0.651s, 2035		212,735	170,815
FRB Ser. 07-OPX1, Class A1A, 0.301s, 2037		5,940,304	3,564,182
Conseco Finance Securitizations Corp.
FRB Ser. 01-4, Class M1, 1.981s, 2033		2,391,000	1,186,229
Ser. 00-4, Class A6, 8.31s, 2032		21,509,863	16,831,467
Ser. 00-5, Class A7, 8.2s, 2032		482,967	405,692
Ser. 00-1, Class A5, 8.06s, 2031		3,034,584	2,245,592
Ser. 00-4, Class A5, 7.97s, 2032		1,248,510	948,868
Ser. 01-3, Class M2, 7.44s, 2033		121,168	3,117
Ser. 01-4, Class A4, 7.36s, 2033		1,244,325	1,275,433
Ser. 00-6, Class A5, 7.27s, 2031		4,245,333	4,033,066
Ser. 01-3, Class A4, 6.91s, 2033		16,331,741	16,495,058
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.751s, 2035		226,000	165,766
FRB Ser. 05-14, Class 3A2, 0.471s, 2036		88,331	75,630
FRB Ser. 06-4, Class 2A2, 0.411s, 2036		6,568,343	5,057,624
Credit-Based Asset Servicing and Securitization FRB
Ser. 07-CB1, Class AF1A, 0.301s, 2037		5,105,575	2,680,427
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		3,427,000	1,028,100
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.901s, 2035		328,020	30,915
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.381s, 2036		790,000	343,058
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 1.307s,
2038		1,229,000	12,290
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.561s, 2036		1,107,000	518,217
FRB Ser. 06-2, Class 2A3, 0.401s, 2036		1,320,000	732,669
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.231s,
2037		614,000	85,912
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (F)	GBP	4,838,514	1,800,435
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (F)	EUR	10,080,000	3,750,818
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$5,875,921	4,921,084
Ser. 94-4, Class B2, 8.6s, 2019		2,626,212	1,324,665
Ser. 93-1, Class B, 8.45s, 2018		1,386,064	1,191,556
Ser. 99-5, Class A5, 7.86s, 2030		23,199,904	19,951,917
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	2,516,564
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	2,214,482
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	2,393,315
Ser. 95-F, Class B2, 7.1s, 2021		220,320	168,690
Ser. 99-3, Class A7, 6.74s, 2031		3,119,945	2,776,751
Green Tree Home Improvement Loan Trust Ser. 95-D,
Class B2, 7.45s, 2025		152,583	110,872
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		11,295,661	9,883,704
Ser. 99-5, Class M1A, 8.3s, 2026		343,000	310,656
Ser. 99-5, Class A4, 7.59s, 2028		143,471	142,523
GSAA Home Equity Trust
FRB Ser. 07-4, Class A1, 0.331s, 2037		43,849,643	21,709,107
FRB Ser. 06-19, Class A1, 0.321s, 2036		17,900,787	9,979,688
GSAMP Trust
FRB Ser. 06-HE5, Class A2C, 0.381s, 2036		1,965,000	578,822
FRB Ser. 07-HE2, Class A2A, 0.356s, 2047		6,967,212	6,165,982
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.231s, 2030		2,481,845	124,092
FRB Ser. 05-1A, Class E, 2.031s, 2030		537,087	26,812
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.775s, 2036		277,313	152,522
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.561s, 2036		551,000	354,328
HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1,

Class 2A1, 0.281s, 2036	4,948,534	3,365,003
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.481s, 2035 (F)	53,233	101
FRB Ser. 06-FRE1, Class A4, 0.521s, 2035	470,000	257,656
Lehman XS Trust Ser. 07-6, Class 3A6, 6 1/2s, 2037	5,036,256	3,525,379
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.232s, 2036	11,120,000	778,400
FRB Ser. 02-1A, Class FFL, 2.982s, 2037	7,500,000	1,125,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	5,861,175	3,047,811
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.851s, 2035	1,150,000	516,541
FRB Ser. 06-4, Class 2A4, 0.491s, 2036	532,000	183,396
FRB Ser. 06-1, Class 2A3, 0.421s, 2036	429,988	211,711
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.481s, 2032	6,357,565	5,276,779
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.381s, 2036	278,000	129,232
Merrill Lynch Mortgage Investors Trust FRB Ser.
07-MLN1, Class A2A, 0.341s, 2037	21,964,753	14,057,442
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	926,963	847,403
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.431s, 2034	419,381	31,717
FRB Ser. 05-HE2, Class M5, 0.911s, 2035	537,579	341,228
FRB Ser. 05-HE1, Class M3, 0.751s, 2034	720,000	510,070
FRB Ser. 06-NC4, Class M2, 0.531s, 2036	1,007,000	2,939
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A,
Class C1A, 3.256s, 2038	2,000,000	815,200
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)	2,028,770	714,036
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)	2,649,208	709,805
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.306s, 2033	51,241	22,659
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.391s, 2036	663,000	346,334
FRB Ser. 06-2, Class A2C, 0.381s, 2036	663,000	370,427
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	1,129,880	564,940
Ser. 99-D, Class A1, 7.84s, 2029	5,752,495	5,119,721
Ser. 02-B, Class A4, 7.09s, 2032	2,411,038	1,863,086
Ser. 99-B, Class A4, 6.99s, 2026	6,095,990	5,090,152
Ser. 01-D, Class A4, 6.93s, 2031	147,791	110,843
Ser. 01-C, Class A2, 5.92s, 2017	7,783,970	3,424,947
Ser. 02-C, Class A1, 5.41s, 2032	8,552,720	6,350,395
Ser. 01-C, Class A1, 5.16s, 2012	697,443	279,175
Ser. 01-E, Class A2, 5.05s, 2031	5,465,399	3,716,471
Ser. 02-A, Class A2, 5.01s, 2020	373,434	193,193
Oakwood Mortgage Investors, Inc. 144A
FRB Ser. 01-B, Class A2, 0.608s, 2018	229,118	171,532
Ser. 01-B, Class A4, 7.21s, 2030	538,227	489,787
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.061s, 2036	465,000	70,813
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.361s, 2036	947,537	319,752
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.421s, 2036	406,392	292,431
FRB Ser. 07-RZ1, Class A2, 0.391s, 2037	657,000	309,984
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 0.961s, 2035	1,354,959	921,404
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)	73,702	1
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.881s, 2035	658,926	2,931
FRB Ser. 07-NC2, Class A2B, 0.371s, 2037	616,000	237,767
FRB Ser. 07-BR5, Class A2A, 0.361s, 2037	2,265,517	1,517,897
FRB Ser. 07-BR4, Class A2A, 0.321s, 2037	1,891,574	1,210,607
FRB Ser. 07-BR3, Class A2A, 0.301s, 2037	11,832,478	7,336,137
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.441s, 2036	1,124,000	398,820
FRB Ser. 06-FRE1, Class A2B, 0.411s, 2036	490,920	209,941
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.401s, 2036	532,000	365,436
FRB Ser. 06-3, Class A3, 0.391s, 2036	1,974,000	1,201,465
South Coast Funding 144A FRB Ser. 3A, Class A2,
1.474s, 2038	2,070,000	20,700
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.491s, 2036	532,000	44,814
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028	203,877	23,064
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	3,688,000	368,800
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037	2,403,000	252,315
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.341s, 2037	4,282,007	2,740,485
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.551s, 2037	235,000	78,769
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.182s, 2044 (United Kingdom)	1,277,534	153,304

Total asset-backed securities (cost $319,376,876)		$245,787,907

FOREIGN GOVERNMENT BONDS AND NOTES (4.7%)(a)
	Principal amount/Units	Value

Argentina (Republic of) bonds Ser. VII, zero %, 2013	$1,585,000	$1,440,765
Argentina (Republic of) sr. unsec. bonds FRB 0.578s,

2013		6,903,000	2,988,999
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		16,258,000	13,924,977
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	6,340,000	1,426,500
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.943s, 2012		$127,391,000	43,693,663
Argentina (Republic of) sr. unsec. unsub. notes Ser.
$dis, 8.28s, 2033		5,062,919	3,784,532
Banco Nacional de Desenvolvimento Economico e Social
144A notes 6 1/2s, 2019 (Brazil)		2,285,000	2,456,375
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. unsub. notes 6.369s, 2018 (Brazil)		540,000	578,475
Brazil (Federal Republic of) notes zero %, 2017	BRL	7,250	3,576,778
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$3,360,000	3,578,400
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,550,000	1,786,135
Colombia (Government of) bonds 6 1/8s, 2041		$2,875,000	2,666,563
Ecuador (Republic of) regs notes Ser. REGS, 9 3/8s,
2015		500,000	463,870
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		2,560,000	3,694,362
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		1,875,000	2,109,375
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		3,775,000	4,133,625
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		1,310,000	1,430,992
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		3,255,000	3,180,786
Iraq (Republic of) 144A bonds 5.8s, 2028		2,905,000	2,245,565
Japan (Government of) 10 yr bonds Ser. 244, 1s, 2012	JPY	23,000,000	252,820
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	599,500,000	6,837,548
Russia (Federation of) sr. unsec. unsub. bonds 7.5s,
2030		$2,653,479	2,984,527
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		2,565,000	2,879,213
Sri Lanka (Republic of) 144A notes 7.4s, 2015		1,300,000	1,321,983
Turkey (Republic of) bonds 16s, 2012	TRY	885,000	657,571
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$1,660,000	1,867,948
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		11,515,000	13,019,665
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		6,060,000	5,512,600
United Mexican States sr. unsec. notes Ser. A, 6.05s,
2040		725,000	696,943
Venezuela (Republic of) bonds 8 1/2s, 2014		5,700,000	4,449,534
Venezuela (Republic of) unsec. bonds Ser. REGS,
5 3/4s, 2016		1,000,000	650,000
Venezuela (Republic of) unsec. note FRN Ser. REGS,
1.283s, 2011		3,250,000	2,860,780
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		4,150,000	3,644,779
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018		4,935,000	4,429,459

Total foreign government bonds and notes (cost $137,820,652)			$151,226,107

SENIOR LOANS (2.5%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific Corp. bank term loan FRN Ser. C,
3.502s, 2014		$197,433	$196,100
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.274s, 2012		318,584	307,235
Novelis, Inc. bank term loan FRN Ser. B, 2.263s, 2014		1,990,906	1,814,923
Novelis, Inc. bank term loan FRN Ser. B, 2.24s, 2014		904,922	824,933
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014		259,270	260,890
			3,404,081

Capital goods (0.2%)
Graham Packaging Co., LP bank term loan FRN Ser. B,
2 1/2s, 2011		384,170	377,388
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.283s, 2014		157,858	117,604
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2 1/4s, 2014		3,146,545	2,344,176
Manitowoc Co., Inc. (The) bank term loan FRN Ser. A,
4.813s, 2013		1,302,632	1,253,783
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 5.281s, 2014		539,093	527,300
Polypore, Inc. bank term loan FRN Ser. B, 2.49s, 2014		1,015,078	949,098
Sequa Corp. bank term loan FRN 3.879s, 2014		1,370,490	1,218,879
			6,788,228

Communication services (0.4%)
Cebridge Connections, Inc. bank term loan FRN 4.757s,
2014		850,000	824,197
Charter Communications Operating, LLC bank term loan
FRN 9 1/4s, 2014		972,675	989,697
Charter Communications, Inc. bank term loan FRN
2.756s, 2014		900,000	818,325
Charter Communications, Inc. bank term loan FRN 2.26s,
2014		3,083,714	2,887,128
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2015		1,360,536	1,056,456
Intelsat Corp. bank term loan FRN Ser. B2, 2.735s, 2011		843,870	793,765
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.735s,

2013	844,131	794,011
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.735s,
2013	843,870	793,765
Intelsat, Ltd. bank term loan FRN 3.235s, 2014
(Bermuda)	1,987,780	1,797,947
Level 3 Communications, Inc. bank term loan FRN 2.53s,
2014	317,000	287,413
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	280,000	297,500
MetroPCS Wireless, Inc. bank term loan FRN 2.54s, 2013	1,025,101	976,409
PAETEC Holding Corp. bank term loan FRN Ser. B1,
2.734s, 2013	248,439	235,862
TW Telecom, Inc. bank term loan FRN Ser. B, 1.99s, 2013	776,639	742,904
West Corp. bank term loan FRN 2.608s, 2013	330,734	310,654
		13,606,033

Consumer cyclicals (0.8%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.009s, 2014	1,626,207	1,488,386
Building Materials Holdings Corp. bank term loan FRN
3.005s, 2014	756,299	698,159
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	1,305,644	1,269,739
Cenveo, Inc. bank term loan FRN Ser. C, 4.753s, 2013	927,293	897,929
Cenveo, Inc. bank term loan FRN Ser. DD, 4.753s, 2013	30,898	29,920
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.884s, 2016	1,122,152	914,554
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	1,160,011	1,067,210
GateHouse Media, Inc. bank term loan FRN 2.49s, 2014	885,000	317,494
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.24s, 2014	2,337,717	838,656
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.24s, 2014	872,283	312,931
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.26s,
2014	400,050	262,533
Golden Nugget, Inc. bank term loan FRN Ser. DD,
2.265s, 2014	228,311	149,829
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	4,413,103	4,412,185
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.282s, 2015	498,635	402,544
Jarden Corp. bank term loan FRN Ser. B1, 2.033s, 2012	395,023	384,089
Jarden Corp. bank term loan FRN Ser. B2, 2.033s, 2012	173,736	167,221
Jarden Corp. bank term loan FRN Ser. B4, 3.533s, 2015	647,625	629,699
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.563s, 2013	533,788	480,577
National Bedding Co. bank term loan FRN 2.317s, 2011	282,182	257,961
QVC, Inc. bank term loan FRN 5.749s, 2014	563,730	563,495
R.H. Donnelley, Inc. bank term loan FRN 6 3/4s, 2011	101,782	92,825
Realogy Corp. bank term loan FRN 0.085s, 2013	651,857	577,980
Realogy Corp. bank term loan FRN Ser. B, 3.287s, 2013	2,421,182	2,146,782
Six Flags Theme Parks bank term loan FRN 2.49s, 2015	2,299,602	2,233,488
Thomas Learning bank term loan FRN Ser. B, 2.73s, 2014	596,947	543,221
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	3,826,563	2,209,840
United Components, Inc. bank term loan FRN Ser. D,
2 1/4s, 2012	1,703,598	1,571,570
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.533s, 2014	608,000	527,136
Yankee Candle Co., Inc. bank term loan FRN 2.24s, 2014	283,675	265,095
		25,713,048

Consumer staples (0.2%)
Claire's Stores, Inc. bank term loan FRN 3.033s, 2014	532,270	430,252
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.985s, 2014	1,873,078	1,741,962
Prestige Brands, Inc. bank term loan FRN 2.484s, 2011	1,097,456	1,070,020
Revlon Consumer Products bank term loan FRN Ser. B,
4.262s, 2012	575,000	560,420
Rite-Aid Corp. bank term loan FRN Ser. B, 1.99s, 2014	427,388	375,460
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013	115,386	114,124
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.003s, 2013	2,048,368	2,025,965
		6,318,203

Energy (0.2%)
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.231s,
2012	1,000,000	900,000
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013	624,483	596,069
MEG Energy Corp. bank term loan FRN 6.232s, 2016
(Canada)	2,846,939	2,790,000
Targa Resources, Inc. bank term loan FRN 2.234s, 2012	107,013	106,420
Targa Resources, Inc. bank term loan FRN Ser. C,
0.158s, 2011	86,058	86,058
		4,478,547

Financials (--%)
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	519,698	511,902
HUB International, Ltd. bank term loan FRN Ser. B,
2.743s, 2014	192,887	176,009
HUB International, Ltd. bank term loan FRN Ser. DD,
2.743s, 2014	43,356	39,563

		727,474

Health care (0.3%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.506s, 2014	1,175,549	1,107,301
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.506s, 2014	61,816	58,227
Health Management Associates, Inc. bank term loan FRN
2.033s, 2014	5,134,346	4,775,584
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.234s, 2014	427,806	397,967
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	115,819	107,741
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.531s, 2014	1,635,100	1,483,854
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.234s, 2014	1,236,157	1,149,935
Select Medical Corp. bank term loan FRN Ser. B,
2.267s, 2012	49,849	47,285
Sun Healthcare Group, Inc. bank term loan FRN 0.183s,
2014	103,035	96,209
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.398s, 2014	512,287	478,348
		9,702,451

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN 3.74s, 2014	536,305	502,786
First Data Corp. bank term loan FRN Ser. B1, 2.985s,
2014	1,410,087	1,249,101
First Data Corp. bank term loan FRN Ser. B3, 3.001s,
2014	710,362	628,227
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014	463,262	475,616
		2,855,730

Utilities and power (0.2%)
Dynegy Holdings, Inc. bank term loan FRN 3.99s, 2013	781,066	745,592
NRG Energy, Inc. bank term loan FRN 2.019s, 2014	1,090,505	1,035,707
NRG Energy, Inc. bank term loan FRN 0.183s, 2014	642,751	610,453
Reliant Energy, Inc. bank term loan FRN 0.215s, 2014	1,820,000	1,697,150
TXU Energy Corp. bank term loan FRN Ser. B2, 3.735s,
2014	1,054,076	856,437
TXU Energy Corp. bank term loan FRN Ser. B3, 3.735s,
2014	873,959	703,974
		5,649,313

Total senior loans (cost $87,669,597)		$79,243,108

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038	$2,700,587	$2,887,518
		2,887,518

Total U.S. government and agency mortgage obligations (cost $2,858,402)		$2,887,518

U.S. TREASURY OBLIGATIONS (0.9%)(a)
	Principal amount	Value

U.S. Treasury Notes 3 3/8s, June 30, 2013 (i)	$21,100,000	$22,152,257
U.S. Treasury Notes 1 1/4s, November 30, 2010 (i)	7,725,000	7,782,242

Total U.S. treasury obligations (cost $29,934,499)		$29,934,499

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	$138,600,000	$69,300
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	197,317,000	5,816,905
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	197,317,000	5,876,100
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	138,600,000	11,642,400

Total purchased options outstanding (cost $26,214,160)			$23,404,705

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015		$3,430,000	$3,087,000
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016		1,320,000	1,667,688

General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19), 2029 (STP)	2,349,000	2,416,534
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	2,030,000	1,923,425
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	1,045,000	1,314,741

Total convertible bonds and notes (cost $9,423,899)		$10,409,388

SHORT-TERM INVESTMENTS (18.1%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	269,095,306	$269,095,306
U.S. Treasury Bills with an effective yield of zero %, January 14, 2010 (i)	$705,000	705,000
U.S. Treasury Bills with effective yields ranging from
0.18% to 0.26%, August 26, 2010 (SEG) (SEGSF)	106,425,000	106,288,031
U.S. Treasury Bills with effective yields ranging from
0.23% to 0.33%, November 18, 2010 (SEG) (SEGSF)	60,302,000	60,088,592
U.S. Treasury Bills with effective yields ranging from
0.30% to 0.31%, April 1, 2010 (SEG) (SEGSF)	4,317,000	4,311,932
U.S. Treasury Bills with effective yields ranging from
0.39% to 0.40%, February 11, 2010 (SEG) (SEGSF)	41,333,000	41,313,959
U.S. Treasury Cash Management Bills with effective
yields ranging from 0.23% to 0.32%, July 15, 2010
(SEG) (SEGSF)	21,095,000	21,055,635
U.S. Treasury Cash Management Bills with effective
yields ranging from 0.33% to 0.40%, June 10, 2010
(SEG) (SEGSF)	79,210,000	79,075,500

Total short-term investments (cost $581,983,287)		$581,933,955

TOTAL INVESTMENTS

Total investments (cost $3,361,582,671) (b)		$3,460,666,927

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/09 (aggregate face value $331,992,735) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$54,808,704	$56,106,634	1/20/10	$(1,297,930)
British Pound	42,394,478	43,601,961	1/20/10	(1,207,483)
Canadian Dollar	20,460,315	20,310,826	1/20/10	149,489
Danish Krone	2,063,863	2,172,012	1/20/10	(108,149)
Euro	620,071	616,445	1/20/10	3,626
Japanese Yen	84,296,680	90,102,796	1/20/10	(5,806,116)
Malaysian Ringgit	874,640	888,694	1/20/10	(14,054)
Mexican Peso	1,280,749	1,315,475	1/20/10	(34,726)
New Zealand Dollar	27,185	27,033	1/20/10	152
Norwegian Krone	38,540,400	39,867,092	1/20/10	(1,326,692)
Polish Zloty	19,771,280	20,824,519	1/20/10	(1,053,239)
South African Rand	6,098,754	6,103,022	1/20/10	(4,268)
Swedish Krona	30,252,046	30,438,119	1/20/10	(186,073)
Swiss Franc	19,472,942	19,618,107	1/20/10	(145,165)

Total				$(11,030,628)

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/09 (aggregate face value $225,401,380) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$5,989,470	$6,068,444	1/20/10	$78,974
Brazilian Real	4,398,867	4,475,412	1/20/10	76,545
British Pound	22,900,013	23,159,178	1/20/10	259,165
Canadian Dollar	5,255,309	5,242,039	1/20/10	(13,270)
Czech Koruna	7,995,861	8,591,571	1/20/10	595,710
Euro	123,040,411	125,245,608	1/20/10	2,205,197
Norwegian Krone	7,843,898	7,975,237	1/20/10	131,339
Polish Zloty	11,695,935	12,310,533	1/20/10	614,598
South African Rand	5,901,097	5,910,406	1/20/10	9,309
Swedish Krona	3,240,073	3,370,144	1/20/10	130,071
Swiss Franc	21,673,446	22,400,785	1/20/10	727,339
Turkish Lira	650,891	652,023	1/20/10	1,132

Total				$4,816,109

FUTURES CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	15	$9,529,074	Mar-10	$(19,269)
Canadian Government Bond 10 yr (Long)	36	4,052,966	Mar-10	(63,337)
Euro-Bobl 5 yr (Short)	28	4,638,799	Mar-10	32,013
Euro-Bund 10 yr (Long)	136	23,608,588	Mar-10	(483,470)
Euro-Schatz 2 yr (Short)	2,163	334,490,438	Mar-10	(197,117)
Japanese Government Bond 10 yr (Long)	96	144,144,454	Mar-10	370,525
Japanese Government Bond 10 yr Mini (Long)	47	7,058,588	Mar-10	12,907
U.K. Gilt 10 yr (Long)	127	23,498,977	Mar-10	(308,261)
U.S. Treasury Bond 20 yr (Long)	4,362	503,265,750	Mar-10	(17,400,440)
U.S. Treasury Note 10 yr (Long)	617	71,234,578	Mar-10	(2,543,154)
U.S. Treasury Note 5 yr (Short)	213	24,363,539	Mar-10	379,560
U.S. Treasury Note 2 yr (Short)	28	6,055,438	Mar-10	27,937

Total				$(20,192,106)

WRITTEN OPTIONS OUTSTANDING at 12/31/09 (premiums received $193,758,234) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$49,291,000	Aug-11/4.475	$2,146,130
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	73,698,000	Aug-11/4.55	3,425,483
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	79,191,000	Aug-11/4.70	4,169,406
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	122,408,000	Aug-11/4.765	6,785,075
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	49,291,000	Aug-11/4.475	3,228,561
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	73,698,000	Aug-11/4.55	4,598,018
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	79,191,000	Aug-11/4.70	4,441,823
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	122,408,000	Aug-11/4.765	6,655,323
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	147,396,000	Aug-11/4.49	6,588,601
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	138,138,000	Jul-11/4.52	6,257,651
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	69,069,000	Jul-11/4.5475	3,204,802
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	147,396,000	Aug-11/4.49	9,543,891
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	138,138,000	Jul-11/4.52	8,523,115
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	69,069,000	Jul-11/4.5475	4,186,272
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	188,092,400	Oct-10/4.02	4,600,741
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	147,297,000	Jul-11/4.46	6,324,933
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	147,297,000	Jul-11/4.525	6,702,014
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	220,945,500	Jul-11/4.745	12,092,347
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	132,437,000	Sep-13/4.82	4,816,734
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	21,412,000	May-12/5.51	1,859,122
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	188,092,400	Oct-10/4.02	10,350,726
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	147,297,000	Jul-11/4.46	9,438,297
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	147,297,000	Jul-11/4.525	9,058,724
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	220,945,500	Jul-11/4.745	11,860,354
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	132,437,000	Sep-13/4.82	5,914,636
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	197,317,000	Jun-10/5.23	1,304,938
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	197,317,000	Jun-10/5.235	1,331,890
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	21,412,000	May-12/5.51	992,927

Total			$160,402,534

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$3,055,029,000			$--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	$77,607,454

	18,041,000		16,400	10/20/10	3 month USD-LIBOR-BBA	3.00%	472,308

	96,200,000		--	11/19/19	3 month USD-LIBOR-BBA	3.43%	(3,865,432)

	68,300,000		--	12/22/19	3.68125%	3 month USD-LIBOR-BBA	1,568,132

	146,535,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(11,907,458)

	116,909,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	3,830,589

Barclays Bank PLC
	800,000,000		--	12/8/13	2.5475%	3 month USD-LIBOR-BBA	(1,509,224)

	233,683,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	3,302,260

	143,258,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(14,658,192)

Citibank, N.A.
JPY	4,864,700,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(3,441,299)

	$72,482,000		--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(2,059,767)

	668,506,000		--	3/30/11	3 month USD-LIBOR-BBA	1.535%	8,420,645

	50,015,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	131,143

EUR	152,580,000		--	12/10/11	1.734%	6 month EUR-EURIBOR-REUTERS	402,912

	$77,561,400		--	12/23/29	4.325%	3 month USD-LIBOR-BBA	1,436,521

EUR	152,690,000		--	12/24/11	1.715%	6 month EUR-EURIBOR-REUTERS	622,640

EUR	339,670,000		--	11/24/11	6 month EUR-EURIBOR-REUTERS	1.71%	(703,848)

GBP	304,860,000		--	11/20/11	1.75%	6 month GBP-LIBOR-BBA	1,044,802

	$152,561,400		--	11/27/19	3 month USD-LIBOR-BBA	3.405%	(6,598,692)

	139,697,200		--	12/7/14	2.48375%	3 month USD-LIBOR-BBA	2,805,324

Citibank, N.A., London
JPY	6,200,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	3,984,130

Credit Suisse International
	$636,461,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	16,505,573

	84,554,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	2,515,109

	61,522,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,462,194

	187,415,000		131,481	10/31/13	3.80%	3 month USD-LIBOR-BBA	(10,078,473)

	88,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(8,251,816)

	494,389,000		(223,325)	12/16/13	2.23%	3 month USD-LIBOR-BBA	5,281,010

	64,640,000		--	12/18/14	3 month USD-LIBOR-BBA	2.695%	(735,311)

	127,794,000		301,373	12/18/39	4.37%	3 month USD-LIBOR-BBA	3,345,506

	373,907,000		1,434,117	12/18/24	4.17%	3 month USD-LIBOR-BBA	8,786,193

	537,756,000		1,139,256	12/18/14	2.74%	3 month USD-LIBOR-BBA	6,113,088

	43,637,000		30,731	12/18/11	1.23%	3 month USD-LIBOR-BBA	140,860

	73,085,100		--	12/23/29	4.3725%	3 month USD-LIBOR-BBA	882,906

	80,958,300		--	12/30/14	2.97125%	3 month USD-LIBOR-BBA	(30,652)

	17,860,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	302,198

	62,200,000		--	12/16/14	2.665%	3 month USD-LIBOR-BBA	780,757

	503,172,000		241,470	12/16/39	4.32%	3 month USD-LIBOR-BBA	16,309,149

	346,913,000		187,261	12/16/19	3 month USD-LIBOR-BBA	3.66%	(8,134,411)

	53,575,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	172,031

	35,720,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	258,205

EUR	120,880,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	(11,195,499)

SEK	406,400,000	(E)	--	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(392,731)

SEK	406,400,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	148,340

SEK	135,470,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(151,375)

SEK	135,470,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	66,688

Deutsche Bank AG
	$384,869,900		--	12/7/14	2.495%	3 month USD-LIBOR-BBA	7,525,733

	230,700,000		--	12/21/14	3 month USD-LIBOR-BBA	2.59%	(3,859,144)

	537,107,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	11,352,551

	428,262,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(1,623,021)

	320,546,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(43,738,407)

	898,335,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(2,804,593)

	669,000,000		--	3/4/14	2.54%	3 month USD-LIBOR-BBA	(2,807,570)

	204,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(16,665,702)

	568,680,000		895,770	10/2/29	3 month USD-LIBOR-BBA	3.85%	(41,179,222)

Goldman Sachs International
	58,036,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(3,360,118)

JPY	3,003,000,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(2,190,522)

EUR	15,020,000		--	12/5/18	3.488%	6 month EUR-EURIBOR-Reuters	(55,733)

EUR	3,800,000		--	12/5/18	6 month EUR-EURIBOR-Reuters	3.488%	14,100

	$200,953,000		877,877	11/20/19	3 month USD-LIBOR-BBA	3.4%	(7,733,297)

	105,960,500		--	11/24/14	2.4675%	3 month USD-LIBOR-BBA	2,040,875

	315,100,000		--	12/16/14	2.665%	3 month USD-LIBOR-BBA	3,955,249

	231,600,000		--	12/21/14	3 month USD-LIBOR-BBA	2.6025%	(3,736,751)

	85,979,100		--	12/24/19	3.92%	3 month USD-LIBOR-BBA	254,761

	322,219,100		--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	776,168

AUD	73,850,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(744,743)

EUR	353,000,000		--	9/25/11	6 month EUR-EURIBOR-REUTERS	1.718%	828,497

GBP	322,600,000		--	9/23/11	1.9475%	6 month GBP-LIBOR-BBA	(3,218,025)

JPMorgan Chase Bank, N.A.
	$352,958,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	3,853,584

	31,575,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	988,058

	93,626,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	3,093,124

	362,098,000		(1,410,419)	12/10/19	3 month USD-LIBOR-BBA	3.59%	(11,977,251)

AUD	31,990,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	(412,874)

CAD	31,990,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	320,246

JPY	14,660,710,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	3,869,130

JPY	14,980,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	673

	$23,183,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	533,903

EUR	96,210,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	9,739,488

JPY	2,192,700,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(585,647)

JPY	2,948,000,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	306,080

	$22,409,000		40,036	12/10/12	1.73%	3 month USD-LIBOR-BBA	205,465

	13,092,000		(60,891)	12/10/29	3 month USD-LIBOR-BBA	4.18%	(541,342)

GBP	72,100,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	2,257,038

EUR	152,580,000		--	12/14/11	1.7435%	6 month EUR-EURIBOR-REUTERS	394,160

EUR	102,600,000		--	12/15/11	1.775%	6 month EUR-EURIBOR-REUTERS	180,782

	$186,900,000		--	12/16/14	2.63%	3 month USD-LIBOR-BBA	2,653,409

	90,000,000		--	12/17/24	4.18%	3 month USD-LIBOR-BBA	1,656,904

AUD	16,385,000		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	(107,313)

AUD	49,155,000		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	(325,420)

	$1,280,959,600		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	3,512,529

EUR	156,230,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	8,636,739

PLN	45,800,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	207,485

HUF	2,022,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(142,463)

HUF	531,500,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(48,396)

JPY	21,270,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(10,085,056)

	$219,011,300		--	12/24/19	3 month USD-LIBOR-BBA	3.90798%	(872,846)

AUD	59,080,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(675,977)

	$137,096,000	--	2/6/29	3 month USD-LIBOR-BBA	3.4546%	(16,289,377)

CAD	36,050,000	--	3/16/11	0.98%	3 month CAD-BA-CDOR	(53,428)

CAD	7,930,000	--	3/16/19	3 month CAD-BA-CDOR	2.7%	(563,816)

CAD	37,010,000	--	3/17/13	1.56%	3 month CAD-BA-CDOR	577,294

CAD	11,790,000	--	3/17/24	3 month CAD-BA-CDOR	3.46%	(979,515)

	$560,130,000	--	4/3/10	3 month USD-LIBOR-BBA	1.168%	2,523,425

Merrill Lynch Capital Services, Inc.
JPY	3,003,000,000	--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(2,279,502)

Merrill Lynch Derivative Products AG
JPY	1,501,500,000	--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(1,203,871)

Total						$(23,619,005)

(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$46,080,000	11/6/14	2.07%	USA Non Revised	$(571,392)
				Consumer Price
				Index- Urban
				(CPI-U)

Credit Suisse International
	16,435,000	11/17/14	2.025%	USA Non Revised	(222,079)
				Consumer Price
				Index- Urban
				(CPI-U)

	16,435,000	11/19/14	2.01%	USA Non Revised	(236,183)
				Consumer Price
				Index- Urban
				(CPI-U)

	49,300,000	11/6/14	2.0667%	USA Non Revised	(527,582)
				Consumer Price
				Index- Urban
				(CPI-U)

	32,870,000	11/10/14	2.0775%	USA Non Revised	(345,199)
				Consumer Price
				Index- Urban
				(CPI-U)

Deutsche Bank AG
EUR	28,830,000	3/27/14	1.785%	Eurostat	41,296
				Eurozone HICP
				excluding tobacco

Goldman Sachs International
EUR	48,050,000	4/30/13	2.375%	French Consumer	2,807,446
				Price Index
				excluding tobacco

EUR	48,050,000	4/30/13	(2.41%)	Eurostat	(2,748,255)
				Eurozone HICP
				excluding tobacco

EUR	48,050,000	5/6/13	2.34%	French Consumer	2,709,024
				Price Index
				excluding tobacco

EUR	48,050,000	5/6/13	(2.385%)	Eurostat	(2,664,975)
				Eurozone HICP
				excluding tobacco

EUR	26,320,000	4/23/14	1.67%	Eurostat	(439,591)
				Eurozone HICP
				excluding tobacco

EUR	26,290,000	4/14/14	1.835%	Eurostat	(141,970)
				Eurozone HICP
				excluding tobacco

	$98,640,000	5/18/10	0.25%	USA Non Revised	2,327,904
				Consumer Price
				Index- Urban
				(CPI-U)

Total					$(11,556)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--		$2,480,000	12/20/12	95 bp	$(271,460)

Ford Motor Credit Co.,
7%, 10/1/13	B3	--		6,000,000	3/20/12	285 bp	(61,555)

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	1,211,771		5,916,092	7/25/45	18 bp	516,748

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	958,813		4,437,069	7/25/45	18 bp	437,547

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	1,113,899		4,684,032	7/25/45	18 bp	563,619

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	1,129,052		4,728,375	7/25/45	18 bp	573,563

DJ ABX HE PEN AAA
Series 7 Version 1 Index	B+	4,053,721		6,878,000	8/25/37	9 bp	78,994

Citibank, N.A.
DJ ABX HE AAA Index	BBB-	3,601,589		16,581,323	5/25/46	11 bp	(704,428)

DJ ABX HE PEN AAA Index	BBB-	2,956,550		18,209,280	5/25/46	11 bp	(1,772,233)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	739,474		3,312,445	5/25/46	11 bp	(120,738)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	795,697		3,468,522	7/25/45	18 bp	390,973

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	2,947,826		15,292,556	5/25/46	11 bp	(1,023,511)

Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	2,090,000	3/20/13	815 bp	(426,476)

Republic of Argentina,
8.28%, 12/31/33	--	--		$1,435,000	9/20/13	(1,170 bp)	(151,680)

Republic of Argentina,
8.28%, 12/31/33	--	--		1,437,000	9/20/13	(945 bp)	(45,963)

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		4,715,000	10/20/11	194 bp	(950,573)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(147,863)		16,610,000	12/20/19	(100 bp)	114,228

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	4,857,308		21,012,054	7/25/45	18 bp	2,388,812

DJ ABX HE PEN AAA
Series 7 Version 1 Index	B+	5,169,188		8,706,000	8/25/37	9 bp	141,472

DJ ABX NA HE PEN AAA
Index	BBB-	2,409,115		7,165,760	5/25/46	11 bp	546,018

DJ CMB NA CMBX AAA Index	AA+	38,782		233,000	12/13/49	8 bp	2,569

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	948,407		16,610,000	12/20/19	100 bp	145,752

Deutsche Bank AG
DJ ABX HE PEN AAA Index	BBB-	2,943,050		18,209,280	5/25/46	11 bp	(1,785,678)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	549,025		2,233,704	7/25/45	18 bp	286,610

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	3,184,616		8,053,458	5/25/46	11 bp	1,093,231

Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		3,770,000	10/20/17	105 bp	(71,218)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		1,470,000	9/20/13	109 bp	(23,354)

India Government Bond,
5 7/8%, 1/2/10	Ba2	--		17,880,000	1/11/10	170 bp	157,035

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		6,120,000	2/19/10	153 bp	23,604

Korea Monetary STAB
Bond, 5.45%, 1/23/10	AA/F	--		6,185,000	2/1/10	139 bp	24,432

Republic of Argentina,
8.28%, 12/31/33	--	--		987,500	4/20/13	(565 bp)	85,965

Republic of Argentina,
8.28%, 12/31/33	--	--		2,875,000	8/20/12	(380 bp)	312,873

Republic of Argentina,
8.28%, 12/31/33	--	--		6,155,000	3/20/13	(551 bp)	516,887

Russian Federation,
7 1/2%, 3/31/30	--	--		987,500	4/20/13	(112 bp)	14,940

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	2,045,000	9/20/13	715 bp	117,513

United Mexican States,

7.5%, 4/8/33	Baa1	--		$6,115,000	3/20/14	56 bp	(146,291)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	1,975,000	9/20/13	477 bp	152,254

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	1,975,000	9/20/13	535 bp	208,232

Goldman Sachs International
DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	3,937,742		$8,690,584	5/25/46	11 bp	1,680,903

DJ CDX NA CMBX AAA Index	AAA	211,407		5,780,000	3/15/49	7 bp	(431,550)

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	1,835,000	3/20/13	680 bp	(462,003)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Ca	--		$285,000	6/20/12	230 bp	(66,347)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	1,914,369		7,920,230	7/25/45	18 bp	990,078

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	814,633		3,553,086	5/25/46	11 bp	(108,104)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	3,198,897		7,974,008	5/25/46	11 bp	1,128,047

DJ CDX NA EM Series 10
Index	Ba1	134,596		2,330,000	12/20/13	335 bp	157,235

Republic of Argentina,
8.28%, 12/31/33	B-	--		2,860,000	6/20/14	235 bp	(660,915)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		495,000	9/20/13	276 bp	21,775

Russian Federation,
7.5%, 3/31/30	Baa1	--		4,675,000	8/20/12	65 bp	(93,362)

Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B2	--		920,000	6/20/13	595 bp	37,525

Morgan Stanley Capital Services, Inc.
DJ CMB NA CMBX AAA Index	AA	1,072,185		9,880,000	2/17/51	35 bp	(610,695)

Dominican Republic,
8 5/8%, 4/20/27	--	--		5,020,000	11/20/11	(170 bp)	280,300

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa3	--		4,877,900	3/20/12	44 bp	(3,930)

Nalco Co., 7.75%,
11/15/11	Ba2	--		835,000	3/20/13	460 bp	64,233

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		3,545,000	10/12/12	339 bp	(616,538)

Total							$2,645,365

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2009. Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only

NOTES

(a) Percentages indicated are based on net assets of $3,221,798,447.

(b) The aggregate identified cost on a tax basis is $3,387,865,830, resulting in gross unrealized appreciation and depreciation of $277,595,256 and $204,794,159, respectively, or net unrealized appreciation of $72,801,097.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at December 31, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at December 31, 2009.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $115,721 for the period ended December 31, 2009. During the period ended December 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $616,522,204 and $582,291,309, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At December 31, 2009, liquid assets totaling $1,628,469,845 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at December 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at December 31, 2009 (as a percentage of Portfolio Value):

United States	87.6%
Russia	3.4
Argentina	2.0
Venezuela	1.3
Indonesia	0.7
Brazil	0.5
Canada	0.5
United Kingdom	0.5
Turkey	0.5
Other	3.0

Total	100.0%

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $752,900,000 on Purchase option contracts for the period ended December 31, 2009. Outstanding contracts on Written options contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period. Outstanding contracts on Futures contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on Total return swap contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $28,178,900,000 on Interest rate swap contracts for the period ended December 31, 2009.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $431,000,000 on Credit default swap contracts for the period ended December 31, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At December 31, 2009, the fund had a net liability position of $261,363,590 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $265,956,651.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Seller”) managed by Putnam Management. Under the Agreements, the Seller sold to the fund the right to receive, in the aggregate, $3,169,854 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF of $16,484,491. Future payments under the Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreements will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$238,812,813	$6,975,094

Convertible bonds and notes	--	10,409,388	--

Corporate bonds and notes	--	671,073,407	8,788

Foreign government bonds and notes	--	151,226,107	--

Mortgage-backed securities	--	1,664,188,652	568,893

Purchased options outstanding	--	23,404,705	--

Senior loans	--	79,243,108	--

U.S. Government and agency mortgage obligations	--	2,887,518	--

U.S. Treasury obligations	--	29,934,499

Short-term investments	269,095,306	312,838,649	--

Totals by level	$269,095,306	$3,184,018,846	$7,552,775

	Level 1	Level 2	Level 3

Other financial instruments:	$(20,192,106)	$(241,947,235)	$(728,635)

Other financial instruments include futures, written options, swaps, forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of December 31, 2009:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	September 30,	discounts/	Realized	appreciation/	purchases/	and/or out	December
	2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Asset-backed securities	$9,150,026	$--	$--	$1,352,702	$--	$(3,527,634)	$6,975,094

Corporate bonds and notes	$8,687	--	--	--	--	101	$8,788

Mortgage-backed securities	$3,702,871	--	--	--	--	(3,133,978)	$568,893

Totals:	$12,861,584	$--	$--	$1,352,702	$--	$(6,661,511)	$7,552,775

† Includes $1,352,702 related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	September 30,	discounts/	Realized	appreciation/	purchases/	and/or out	December
	2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009 ††

Other financial instruments:	$(791,830)	$--	$--	$63,195	$--	$--	$(728,635)

† Includes $63,195 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of December 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$2,302,298	$50,400,782

Foreign exchange contracts	5,399,265	11,613,784

Interest rate contracts	270,089,376	454,511,009

Total	$277,790,939	$516,525,575

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 1, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 1, 2010